As filed with the Securities and Exchange Commission on July 24, 2014
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-00582
NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman Equity Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York  10158-0180
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)
Date of fiscal year end:  August 31
Date of reporting period:  May 31, 2014
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

MAY 31, 2014

Schedule of Investments Emerging Markets Equity Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (97.4%)

Brazil (9.5%)
AMBEV SA ADR	943,500	6,642
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	783,000	3,712
BB Seguridade Participacoes SA	561,800	7,147
BM&FBOVESPA SA	1,290,900	6,327
BR Malls Participacoes SA	655,300	5,414
Brasil Insurance Participacoes E Administracao SA	559,100	1,997
Cielo SA	335,200	5,989
Qualicorp SA *	443,600	4,673
Totvs SA	191,725	3,343
Vale SA ADR, Preference Shares	838,525	9,626
		54,870
Chile (0.5%)
SACI Falabella	306,250	2,859

China (21.5%)
AAC Technologies Holdings, Inc.	1,345,100	7,859
Agricultural Bank of China Ltd., H Shares	18,572,600	8,265
Baidu, Inc. ADR *	26,900	4,465
Bolina Holding Co. Ltd.	6,517,600	2,446
Changyou.com Ltd. ADR *	163,500	4,415
China Everbright International Ltd.	7,631,200	9,715
China Lesso Group Holdings Ltd.	2,694,400	1,484
China Medical System Holdings Ltd.	3,741,200	4,396
China Mengniu Dairy Co. Ltd.	1,431,140	7,024
China State Construction International Holdings Ltd.	3,140,400	5,395
China Vanke Co. Ltd., B Shares	5,041,123	7,933
CNOOC Ltd.	3,631,100	6,210
Haier Electronics Group Co. Ltd.	3,525,800	8,241
Industrial & Commercial Bank of China Ltd., H Shares	9,964,600	6,452
Jumei International Holding Ltd. ADR *	22,300	613
New Oriental Education & Technology Group, Inc. ADR	189,000	4,880
PICC Property & Casualty Co. Ltd., H Shares	2,889,200	4,248
Prince Frog International Holdings Ltd. *	7,623,300	1,996
Sinopec Engineering Group Co. Ltd., H Shares	4,699,300	5,389
Sunny Optical Technology Group Co. Ltd.	5,793,400	6,927
Tencent Holdings Ltd.	950,500	13,339
Zhuzhou CSR Times Electric Co. Ltd., H Shares	914,900	2,673
		124,365
Czech Republic (0.8%)
Komercni Banka A/S	20,645	4,759

India (11.3%)
Bank of Baroda	405,530	5,765
Cummins India Ltd.	630,515	6,828
Dabur India Ltd.	1,477,349	4,662
Glenmark Pharmaceuticals Ltd.	386,205	3,608
Godrej Consumer Products Ltd.	163,750	2,181
ITC Ltd. *	873,840	5,052
Jubilant Foodworks Ltd. *	190,266	3,738
Larsen & Toubro Ltd.	254,202	6,651
Mahindra & Mahindra Ltd.	253,905	5,298
Power Grid Corp. of India Ltd.	2,757,634	5,691
Reliance Industries Ltd.	252,260	4,551
Tata Global Beverages Ltd.	1,770,160	4,462
Yes Bank Ltd.	704,308	6,770
		65,257
Indonesia (3.5%)
PT AKR Corporindo Tbk	8,252,000	2,916
PT Bank Mandiri (Persero) Tbk	3,551,400	3,095
PT Gudang Garam Tbk	944,100	4,209
PT Matahari Department Store Tbk *	3,580,900	4,455
PT Semen Indonesia (Persero) Tbk	4,465,200	5,632
		20,307
Korea (11.9%)
Coway Co. Ltd.	149,840	12,602
Hankook Tire Co. Ltd.	73,721	4,372
Hyundai Motor Co.	52,350	11,520
Lock & Lock Co. Ltd.	174,660	2,251
Samsung Electronics Co. Ltd.	17,788	25,160
Samsung Engineering Co. Ltd. *	61,827	4,939
SFA Engineering Corp.	111,837	4,549
Sung Kwang Bend Co. Ltd.	176,282	3,585
		68,978
Luxembourg (0.5%)
Tenaris SA ADR	66,100	2,965

Malaysia (2.8%)
Axiata Group Berhad	3,400,000	7,333
Malayan Banking Berhad	1,529,000	4,702
Top Glove Corp. Berhad	2,881,500	4,341
		16,376
Mexico (5.5%)
Arca Continental SAB de CV	780,900	5,064
Corp. Inmobiliaria Vesta SAB de CV	2,272,300	4,675
Fibra Uno Administracion SA de CV	1,295,200	3,976
Genomma Lab Internacional SAB de CV Class B *	259,800	665
Grupo Financiero Banorte SAB de CV, O Shares	920,100	6,719
Grupo Mexico SAB de CV Series B	1,708,400	5,621
Kimberly-Clark de Mexico SAB de CV Class A	1,939,400	5,233
		31,953
Nigeria (1.1%)
Afren PLC *	2,499,330	6,393

Peru (1.4%)
Credicorp Ltd.	52,300	8,172

Philippines (2.8%)
Ayala Corp.	324,360	4,581
International Container Terminal Services, Inc.	2,176,050	5,371
RFM Corp.	15,440,800	2,329
SM Investments Corp.	147,580	2,651
SM Prime Holdings, Inc.	3,497,300	1,340
		16,272
Qatar (1.5%)
Industries Qatar QSC	159,763	8,303

Russia (5.3%)
Eurasia Drilling Co. Ltd. GDR	112,180	3,354
Magnit OJSC^^	35,725	9,021
QIWI PLC ADR	94,400	3,988
Sberbank of Russia *^^	3,316,430	8,033
Yandex NV Class A *	199,900	6,225
		30,621
Singapore (0.9%)
Asian Pay Television Trust	8,714,702	5,280

South Africa (4.2%)
Bidvest Group Ltd.	221,058	6,143
Life Healthcare Group Holdings Ltd.	1,667,860	6,548
MTN Group Ltd.	294,879	6,215
Shoprite Holdings Ltd.	345,295	5,383
		24,289
Taiwan, Province of China (5.4%)
China Steel Chemical Corp.	560,400	3,401
eMemory Technology, Inc.	441,000	4,206
Hermes Microvision, Inc.	116,440	4,660
MediaTek, Inc.	500,100	8,122
Taiwan Semiconductor Manufacturing Co. Ltd.	2,747,739	10,951
		31,340
Thailand (1.4%)
Bangkok Dusit Medical Services PCL^^	6,677,300	3,376
CP ALL PCL^^	3,230,000	4,477
		7,853
Turkey (1.7%)
Arcelik A/S	612,200	3,853
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	2,675,890	3,419
Turkiye Garanti Bankasi A/S	662,070	2,699
		9,971
United Arab Emirates (1.1%)
Dragon Oil PLC	594,325	6,047

United Kingdom (2.8%)
BG Group PLC	143,360	2,934
Hikma Pharmaceuticals PLC	200,150	5,720
SABMiller PLC	137,360	7,657
		16,311
Total Common Stocks (Cost $512,569)		563,541

Short-Term Investments (2.5%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $14,586)	14,585,844	14,586

Total Investments## (99.9%) (Cost $527,155)		578,127

Cash, receivables and other assets, less liabilities (0.1%)		803

Total Net Assets (100.0%)		$ 578,930

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
EMERGING MARKETS EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Banks	$69,143	11.9%
Semiconductors & Semiconductor Equipment	53,099	9.2%
Oil, Gas & Consumable Fuels	26,135	4.5%
Household Durables	24,696	4.3%
Internet Software & Services	24,029	4.2%
Construction & Engineering	22,374	3.9%
Beverages	19,363	3.3%
Real Estate Management & Development	19,362	3.3%
Electronic Equipment, Instruments & Components	19,335	3.3%
Food & Staples Retailing	18,881	3.3%
Industrial Conglomerates	17,097	3.0%
Automobiles	16,818	2.9%
Metals & Mining	15,247	2.6%
Health Care Providers & Services	14,597	2.5%
Pharmaceuticals	14,389	2.5%
Food Products	13,815	2.4%
Wireless Telecommunication Services	13,548	2.3%
Insurance	13,392	2.3%
Diversified Financial Services	10,908	1.9%
IT Services	9,977	1.7%
Commercial Services & Supplies	9,715	1.7%
Tobacco	9,261	1.6%
Personal Products	8,839	1.5%
Software	7,758	1.3%
Building Products	7,515	1.3%
Real Estate Investment Trusts	7,395	1.3%
Multiline Retail	7,314	1.3%
Machinery	6,828	1.2%
Energy Equipment & Services	6,319	1.1%
Electric Utilities	5,691	1.0%
Construction Materials	5,632	1.0%
Transportation Infrastructure	5,371	0.9%
Media	5,280	0.9%
Household Products	5,233	0.9%
Diversified Consumer Services	4,880	0.8%
Auto Components	4,372	0.8%
Health Care Equipment & Supplies	4,341	0.7%
Hotels, Restaurants & Leisure	3,738	0.7%
Chemicals	3,401	0.6%
Trading Companies & Distributors	2,916	0.5%
Electrical Equipment	2,673	0.5%
Containers & Packaging	2,251	0.4%
Internet & Catalog Retail	613	0.1%
Short-Term Investments and Other Assets-Net	15,389	2.6%
	$578,930	100.0%

MAY 31, 2014

Schedule of Investments Equity Income Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (94.8%)

Aerospace & Defense (2.6%)
General Dynamics Corp. @	325,000	38,389
Honeywell International, Inc.	275,000	25,616
		64,005
Automobiles (1.4%)
General Motors Co.	993,000	34,338

Banks (7.4%)
JPMorgan Chase & Co.	800,000	44,456
M&T Bank Corp.	314,000	38,110
PNC Financial Services Group, Inc.	414,000	35,302
Wells Fargo & Co. @	1,250,000	63,475
		181,343
Capital Markets (3.2%)
BlackRock, Inc.	52,000	15,855
Blackstone Group LP	817,000	25,392
KKR & Co. LP	1,610,000	36,595
		77,842
Chemicals (1.8%)
E.I. du Pont de Nemours & Co. @	634,000	43,943

Diversified Financial Services (1.5%)
CME Group, Inc.	514,000	37,008

Diversified Telecommunication Services (2.4%)
Singapore Telecommunications Ltd.	18,500,000	57,522

Electric Utilities (5.8%)
Great Plains Energy, Inc.	1,520,000	38,684
NextEra Energy, Inc.	660,000	64,258
PPL Corp.	1,078,000	37,827
		140,769
Food & Staples Retailing (0.5%)
Wesfarmers Ltd.	317,000	12,792

Food Products (0.5%)
Unilever NV	264,800	11,495

Gas Utilities (0.5%)
Infraestructura Energetica Nova SAB de CV	2,151,900	11,797

Household Products (1.4%)
Kimberly-Clark Corp. @	310,000	34,829

Industrial Conglomerates (2.7%)
3M Co.	95,000	13,542
Koninklijke Philips NV	1,644,500	51,940
		65,482
Leisure Products (2.0%)
Hasbro, Inc.	920,000	49,404

Media (1.0%)
Lagardere SCA	700,000	24,394

Metals & Mining (1.6%)
BHP Billiton Ltd. ADR	581,000	39,438

Multi-Utilities (10.5%)
Alliant Energy Corp.	909,000	52,995
Ameren Corp.	1,169,000	46,000
CenterPoint Energy, Inc.	1,015,000	24,482
Dominion Resources, Inc.	795,000	54,823
NiSource, Inc.	825,000	30,830
Sempra Energy	285,200	28,620
Wisconsin Energy Corp. @	400,000	18,208
		255,958
Oil, Gas & Consumable Fuels (10.9%)
Cenovus Energy, Inc.	909,000	27,079
Chevron Corp. @	287,200	35,265
Enbridge, Inc.	941,700	44,721
Exxon Mobil Corp. @	260,000	26,138
Golar LNG Ltd.	548,000	25,509
Occidental Petroleum Corp. @	247,000	24,624
ONEOK, Inc.	607,000	39,146
Spectra Energy Corp. @	1,082,500	43,928
		266,410
Pharmaceuticals (9.6%)
Bristol-Myers Squibb Co.	475,100	23,631
Eli Lilly & Co.	815,000	48,786
Johnson & Johnson @	525,000	53,266
Novartis AG ADR @	645,000	58,089
Roche Holding AG ADR	1,366,000	50,392
		234,164
Real Estate Investment Trusts (23.4%)
CapitaCommercial Trust	9,448,000	12,730
Equity Residential @	940,000	58,092
Extra Space Storage, Inc.	1,010,000	52,873
Fibra Uno Administracion SA de CV	10,962,000	33,654
Goodman Group	3,089,000	14,633
Host Hotels & Resorts, Inc.	1,317,000	29,066
Keppel REIT Management Ltd.	12,422,000	12,924
Mapletree Logistics Trust	12,280,000	11,601
Parkway Life Real Estate Investment Trust	5,973,000	11,286
Prologis, Inc.	1,700,000	70,567
Public Storage	140,000	24,133
Realty Income Corp.	849,000	36,762
Simon Property Group, Inc. @	263,000	43,779
Starwood Property Trust, Inc.	2,063,000	50,317
TF Administradora Industrial S de RL de CV	6,200,000	12,572
Ventas, Inc.	925,000	61,790
Washington Prime Group, Inc. *	131,500	2,616
Weyerhaeuser Co.	1,000,000	31,420
		570,815
Road & Rail (1.1%)
Norfolk Southern Corp. @	275,000	27,706

Software (2.0%)
Microsoft Corp. @	1,180,000	48,309

Specialty Retail (1.0%)
Home Depot, Inc.	305,000	24,470

Total Common Stocks (Cost $2,001,794)		2,314,233
	Principal Amount($)
Convertible Bonds (3.1%)
Emulex Corp., Senior Unsecured Notes, 1.75%, due 11/15/18 ñ	2,100,000	1,902
Golar LNG Ltd., Secured Notes, 3.75%, due 3/7/17	3,900,000	4,471
Live Nation Entertainment, Inc., Senior Unsecured Notes, 2.50%, due 5/15/19 ñ	1,860,000	1,930
NRG Yield, Inc., Guaranteed Notes, 3.50%, due 2/1/19 ñ	11,800,000	13,150
Patriot Coal Corp., Senior Unsecured Notes, 3.25%, due 5/31/13 ‡^^	14,515,000	190
RTI International Metals, Inc., Guaranteed Notes, 1.63%, due 10/15/19	5,000,000	4,953
TIBCO Software, Inc., Senior Unsecured Notes, 2.25%, due 5/1/32	17,025,000	17,142
WebMD Health Corp., Senior Unsecured Notes, 2.25%, due 3/31/16	10,000,000	10,162
WebMD Health Corp., Senior Unsecured Notes, 2.50%, due 1/31/18	20,565,000	20,861

Total Convertible Bonds (Cost $84,701)		74,761
	Number of Shares
Short-Term Investments (0.9%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $20,780)	20,780,339	20,780

Total Investments## (98.8%) (Cost $2,107,275)		2,409,774

Cash, receivables and other assets, less liabilities‡‡ (1.2%)		30,301

Total Net Assets (100.0%)		$ 2,440,075

See Notes to Schedule of Investments

MAY 31, 2014

Schedule of Investments Focus Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (96.1%)

Aerospace & Defense (0.6%)

Boeing Co.	39,000	5,275

Airlines (2.4%)
Delta Air Lines, Inc.	501,800	20,027

Automobiles (0.9%)
General Motors Co.	225,000	7,780

Banks (7.0%)
JPMorgan Chase & Co.	665,000	36,954
PNC Financial Services Group, Inc.	243,000	20,721
		57,675
Capital Markets (4.1%)
Invesco Ltd.	910,000	33,397

Chemicals (1.9%)
WR Grace & Co. *	173,000	15,930

Communications Equipment (3.8%)
Cisco Systems, Inc.	1,265,000	31,144

Diversified Consumer Services (2.0%)
Service Corp. International	820,000	16,416

Diversified Financial Services (2.9%)
Intercontinental Exchange, Inc.	122,500	24,059

Electrical Equipment (4.0%)
Eaton Corp. PLC	445,000	32,792

Electronic Equipment, Instruments & Components (2.2%)
Corning, Inc.	830,000	17,679

Food Products (0.4%)
WhiteWave Foods Co. Class A *	96,500	3,039

Health Care Equipment & Supplies (4.2%)
C.R. Bard, Inc.	236,000	34,907

Health Care Providers & Services (2.1%)
DaVita HealthCare Partners, Inc. *	245,000	17,295

Hotels, Restaurants & Leisure (2.0%)
Starwood Hotels & Resorts Worldwide, Inc.	208,000	16,609

Household Durables (2.1%)
Newell Rubbermaid, Inc.	583,000	17,070

Household Products (3.2%)
Procter & Gamble Co.	326,000	26,338

Internet Software & Services (6.0%)
eBay, Inc. *	550,000	27,901
Google, Inc. Class A *	19,000	10,861
Google, Inc. Class C *	19,000	10,659
		49,421
Machinery (2.4%)
Pall Corp.	235,000	19,914

Media (6.5%)
Comcast Corp. Class A Special	620,000	32,141
Time Warner, Inc.	305,000	21,298
		53,439
Metals & Mining (0.5%)
BHP Billiton PLC ADR	70,000	4,386

Multi-Utilities (3.5%)
NiSource, Inc.	760,000	28,401

Oil, Gas & Consumable Fuels (10.3%)
Antero Resources Corp. *	506,100	31,125
Apache Corp.	202,000	18,831
Pioneer Natural Resources Co.	94,000	19,755
Range Resources Corp.	160,000	14,872
		84,583
Paper & Forest Products (1.2%)
International Paper Co.	207,000	9,859

Personal Products (4.0%)
Estee Lauder Cos., Inc. Class A	427,000	32,717

Pharmaceuticals (4.3%)
Eli Lilly & Co.	584,000	34,958

Semiconductors & Semiconductor Equipment (1.9%)
Altera Corp.	480,000	15,902

Software (1.8%)
Activision Blizzard, Inc.	720,000	14,962

Specialty Retail (2.8%)
Bed Bath & Beyond, Inc. *	375,000	22,819

Technology Hardware, Storage & Peripherals (3.2%)
SanDisk Corp.	270,000	26,090

Textiles, Apparel & Luxury Goods (1.9%)
Ralph Lauren Corp.	101,000	15,501

Total Common Stocks
(Cost $635,682)		790,384

Short-Term Investments (3.8%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $31,409)	31,409,362	31,409

Total Investments## (99.9%)
(Cost $667,091)		821,793

Cash, receivables and other assets, less liabilities (0.1%)		481

Total Net Assets (100.0%)		$ 822,274

See Notes to Schedule of Investments

MAY 31, 2014

Schedule of Investments Genesis Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (96.8%)

Aerospace & Defense (0.1%)
Cubic Corp.	281,100	13,675

Air Freight & Logistics (0.5%)
Forward Air Corp. ^	1,688,300	75,737

Auto Components (0.4%)
Gentex Corp.	1,998,249	57,789

Banks (7.6%)
Bank of the Ozarks, Inc.	1,441,550	85,109
Bank of Hawaii Corp. ^	2,501,412	139,479
BankUnited, Inc.	3,214,430	104,598
BOK Financial Corp.	1,643,676	103,190
Community Bank System, Inc.	1,265,623	44,942
Cullen/Frost Bankers, Inc.	1,973,525	147,738
CVB Financial Corp.	3,231,072	47,109
First Financial Bankshares, Inc. ^	1,895,168	112,725
FNB Corp.	4,499,346	55,072
PacWest Bancorp	2,439,651	98,611
ViewPoint Financial Group, Inc.	1,977,558	49,142
Westamerica Bancorporation ^	1,814,243	88,843
		1,076,558
Beverages (0.8%)
Boston Beer Co., Inc. Class A *	536,419	115,014

Building Products (0.7%)
AAON, Inc.	782,121	24,402
AO Smith Corp.	1,550,548	76,566
		100,968
Chemicals (4.5%)
Balchem Corp. ^	1,565,135	86,302
Hawkins, Inc.	350,773	12,666
Innophos Holdings, Inc. ^	1,676,300	88,006
NewMarket Corp.	234,212	91,696
RPM International, Inc.	2,239,244	96,444
Sensient Technologies Corp. ^	4,056,345	222,288
Stepan Co.	742,996	39,765
		637,167
Commercial Services & Supplies (3.9%)
Copart, Inc. *	804,462	28,615
Healthcare Services Group, Inc. ^	4,898,881	145,791
Rollins, Inc.	5,580,120	171,142
Team, Inc. *	886,506	37,162
UniFirst Corp.	494,750	48,955
United Stationers, Inc. ^	2,906,341	115,760
		547,425
Communications Equipment (0.7%)
NETGEAR, Inc. *^	3,052,000	100,319

Construction & Engineering (0.2%)
Primoris Services Corp.	939,900	27,229

Construction Materials (0.5%)
Eagle Materials, Inc.	818,300	71,168

Containers & Packaging (2.6%)
AptarGroup, Inc. ^	4,180,100	278,353
Silgan Holdings, Inc.	1,844,283	90,056
		368,409
Distributors (1.3%)
Pool Corp. ^	3,187,598	184,020

Diversified Financial Services (0.1%)
MarketAxess Holdings, Inc.	227,040	12,113

Electrical Equipment (0.5%)
Franklin Electric Co., Inc.	1,002,372	38,391
Thermon Group Holdings, Inc. *	1,339,257	31,539
		69,930
Electronic Equipment, Instruments & Components (3.4%)
Badger Meter, Inc. ^	760,201	37,653
FEI Co.	1,967,542	164,191
Littelfuse, Inc.	518,852	45,483
Rogers Corp. *	639,849	39,837
Zebra Technologies Corp. Class A *^	2,534,624	188,322
		475,486
Energy Equipment & Services (4.6%)
Canadian Energy Services & Technology Corp.	538,400	15,630
CARBO Ceramics, Inc. ^	1,423,657	195,852
Natural Gas Services Group, Inc. *^	746,000	22,410
Oceaneering International, Inc.	2,796,528	201,490
Pason Systems, Inc. ^	4,671,457	127,255
ShawCor Ltd.	1,714,600	86,940
		649,577
Food & Staples Retailing (0.2%)
North West Co., Inc.	1,298,300	28,497

Food Products (2.4%)
B&G Foods, Inc.	2,146,300	73,532
Flowers Foods, Inc.	3,721,100	77,585
J & J Snack Foods Corp. ^	1,042,646	97,664
Lancaster Colony Corp.	1,080,756	96,501
		345,282
Gas Utilities (0.5%)
South Jersey Industries, Inc.	1,253,448	72,098

Health Care Equipment & Supplies (5.7%)
Abaxis, Inc.	1,077,800	44,535
Cyberonics, Inc. *	527,380	32,065
Haemonetics Corp. *^	4,517,300	153,859
IDEXX Laboratories, Inc. *	1,446,962	185,906
Meridian Bioscience, Inc. ^	3,090,397	63,075
Sirona Dental Systems, Inc. *	2,060,026	154,955
West Pharmaceutical Services, Inc. ^	4,054,458	170,652
		805,047
Health Care Providers & Services (2.8%)
AmSurg Corp. *	1,302,550	58,979
Henry Schein, Inc. *	1,526,240	182,615
MWI Veterinary Supply, Inc. *^	1,109,529	154,790
		396,384
Hotels, Restaurants & Leisure (4.4%)
Bally Technologies, Inc. *^	2,839,592	167,536
Brinker International, Inc.	2,840,300	141,021
Cheesecake Factory, Inc.	1,531,800	70,263
Cracker Barrel Old Country Store, Inc.	867,327	87,210
Papa John's International, Inc.	1,936,545	83,988
Texas Roadhouse, Inc.	2,829,700	71,535
		621,553
Household Durables (0.2%)
Leggett & Platt, Inc.	1,017,000	34,497

Household Products (2.2%)
Church & Dwight Co., Inc.	4,592,356	317,929

Industrial Conglomerates (0.7%)
Raven Industries, Inc. ^	3,227,052	101,168

Insurance (1.2%)
RLI Corp. ^	2,636,414	117,584
Safety Insurance Group, Inc. ^	993,849	51,263
		168,847
Internet Software & Services (0.3%)
j2 Global, Inc.	921,201	43,628

IT Services (1.5%)
Jack Henry & Associates, Inc.	1,938,903	112,437
Sapient Corp. *	5,371,073	88,354
Virtusa Corp. *	322,500	11,033
		211,824
Leisure Products (1.6%)
Polaris Industries, Inc.	1,764,520	227,482

Life Sciences Tools & Services (2.2%)
ICON PLC *^	4,295,200	181,558
PAREXEL International Corp. *	1,460,955	73,705
Techne Corp.	612,500	53,772
		309,035
Machinery (10.9%)
Chart Industries, Inc. *	651,700	46,851
CLARCOR, Inc. ^	3,874,522	226,776
Donaldson Co., Inc.	2,694,900	109,763
Graco, Inc.	790,717	57,707
Lincoln Electric Holdings, Inc.	571,282	37,527
Lindsay Corp. ^	911,650	76,843
Middleby Corp. *	524,106	125,167
Nordson Corp.	2,183,408	178,035
RBC Bearings, Inc.	453,040	27,169
Tennant Co.	851,402	54,413
Toro Co.	1,625,888	105,000
Valmont Industries, Inc.	998,904	154,780
Wabtec Corp.	4,282,400	337,196
		1,537,227
Media (1.4%)
LIN Media LLC Class A *	1,368,430	34,402
Media General, Inc. *	1,687,909	29,927
Nexstar Broadcasting Group, Inc. Class A ^	2,746,921	127,622
		191,951
Metals & Mining (2.2%)
Alamos Gold, Inc.	5,545,100	45,858
Compass Minerals International, Inc. ^	2,851,873	265,196
		311,054
Multi-Utilities (0.3%)
NorthWestern Corp.	891,000	42,768

Oil, Gas & Consumable Fuels (2.4%)
Evolution Petroleum Corp.	1,091,850	12,262
Gulfport Energy Corp. *	2,326,300	143,137
Kodiak Oil & Gas Corp. *	1,927,637	24,539
Laredo Petroleum, Inc. *	1,841,700	50,960
Oasis Petroleum, Inc. *	1,701,780	84,238
Painted Pony Petroleum Ltd. *	2,354,250	24,743
		339,879
Paper & Forest Products (0.6%)
Stella-Jones, Inc.	2,396,800	65,142
Stella-Jones, Inc. [b]	621,200	16,884
		82,026
Professional Services (0.6%)
Exponent, Inc. ^	1,152,435	81,512

Real Estate Management & Development (2.3%)
Altisource Asset Management Corp. *^	143,317	140,904
Altisource Portfolio Solutions SA *^	1,635,270	180,223
		321,127
Road & Rail (0.2%)
Genesee & Wyoming, Inc. Class A *	256,600	24,980

Semiconductors & Semiconductor Equipment (1.7%)
Hittite Microwave Corp. ^	2,262,065	133,009
Power Integrations, Inc. ^	2,057,500	103,472
		236,481
Software (8.6%)
Advent Software, Inc.	2,100,238	63,553
Computer Modelling Group Ltd. ^	2,970,200	83,191
Constellation Software, Inc. (CAD)	3,142	710
Constellation Software, Inc.	759,300	171,565
Descartes Systems Group, Inc. *	632,300	8,454
Enghouse Systems Ltd.	1,092,000	32,640
FactSet Research Systems, Inc.	825,700	88,466
Fair Isaac Corp.	226,012	13,312
Manhattan Associates, Inc. *^	5,367,928	174,243
MICROS Systems, Inc. *	3,483,742	186,102
Monotype Imaging Holdings, Inc. ^	2,751,845	70,860
Solera Holdings, Inc.	2,792,953	182,240
Tyler Technologies, Inc. *^	1,777,932	138,910
		1,214,246
Specialty Retail (2.6%)
Hibbett Sports, Inc. *^	1,698,769	89,338
Sally Beauty Holdings, Inc. *	4,762,393	122,012
Tractor Supply Co.	2,315,082	150,527
		361,877
Technology Hardware, Storage & Peripherals (0.2%)
Electronics For Imaging, Inc. *	787,000	32,023

Textiles, Apparel & Luxury Goods (0.5%)
Wolverine World Wide, Inc.	2,590,470	67,015

Thrifts & Mortgage Finance (1.6%)
Home Loan Servicing Solutions Ltd. ^	5,652,000	126,040
Ocwen Financial Corp. *	2,706,729	94,925
		220,965
Trading Companies & Distributors (2.4%)
Applied Industrial Technologies, Inc. ^	2,511,844	119,614
Beacon Roofing Supply, Inc. *	1,974,500	68,120
MSC Industrial Direct Co., Inc. Class A	715,700	65,823
Watsco, Inc.	788,204	79,317
		332,874
Total Common Stocks (Cost $7,427,704)		13,663,860

Short-Term Investments (3.2%)
State Street Institutional Treasury Money Market Fund Institutional Class	370,359,600	370,360
State Street Institutional Treasury Plus Fund Institutional Class	83,304,237	83,304

Total Short-Term Investments (Cost $453,664)		453,664

Total Investments## (100.0%) (Cost $7,881,368)		14,117,524

Cash, receivables and other assets, less liabilities (0.0%)		4,226

Total Net Assets (100.0%)		$14,121,750

See Notes to Schedule of Investments

MAY 31, 2014

Schedule of Investments Global Equity Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (96.1%)

Brazil (0.7%)
SLC Agricola SA	30,800	262

Canada (5.2%)
Alimentation Couche-Tard, Inc. Class B	16,880	458
Home Capital Group, Inc.	11,520	518
ShawCor Ltd.	11,300	573
Suncor Energy, Inc.	12,900	497
		2,046
China (1.9%)
Haier Electronics Group Co. Ltd.	143,000	334
PICC Property & Casualty Co. Ltd., H Shares	290,100	427
		761
France (5.5%)
BNP Paribas SA	6,400	448
Rexel SA	22,700	542
Sanofi	5,300	567
Sodexo	5,300	570
		2,127
Germany (5.0%)
Continental AG	2,435	576
Henkel AG & Co. KGaA	4,070	470
Linde AG	2,222	464
Volkswagen AG, Preference Shares	1,620	431
		1,941
Ireland (1.2%)
Covidien PLC	6,245	457

Israel (2.7%)
Bezeq Israeli Telecommunication Corp. Ltd.	260,140	467
Check Point Software Technologies Ltd. *	9,190	592
		1,059
Japan (4.3%)
FANUC Corp.	2,800	476
SOFTBANK Corp.	5,100	368
SUGI HOLDINGS Co. Ltd.	6,900	325
TOYOTA MOTOR Corp.	9,250	524
		1,693
Korea (1.6%)
Samsung Electronics Co. Ltd.	438	619

Netherlands (2.5%)
ASML Holding NV	6,985	599
Sensata Technologies Holding NV *	8,885	381
		980
Norway (1.6%)
DNB ASA	32,530	611

Sweden (1.5%)
Elekta AB, B Shares	18,505	239
Telefonaktiebolaget LM Ericsson, B Shares	29,135	365
		604
Switzerland (8.7%)
Givaudan SA *	368	603
Julius Baer Group Ltd. *	12,300	532
Roche Holding AG	1,966	578
SGS SA	236	592
Sika AG	141	559
Sonova Holding AG *	3,410	520
		3,384
United Kingdom (6.9%)
Aon PLC	5,435	489
Howden Joinery Group PLC	69,100	370
Prudential PLC	24,700	574
SABMiller PLC	8,095	449
St. James's Place PLC	29,200	383
TalkTalk Telecom Group PLC	78,500	422
		2,687
United States (46.8%)
Actuant Corp. Class A	14,050	499
Amazon.com, Inc. *	1,210	378
American Tower Corp.	4,045	363
AMETEK, Inc.	9,595	509
Apple, Inc.	1,289	816
BlackRock, Inc.	1,863	568
BorgWarner, Inc.	7,880	496
Cardinal Health, Inc.	8,905	629
CVS Caremark Corp.	6,705	525
eBay, Inc. *	9,255	469
EOG Resources, Inc.	5,084	538
Estee Lauder Cos., Inc. Class A	6,400	490
First Republic Bank	11,300	575
Google, Inc. Class A *	460	263
Google, Inc. Class C *	460	258
Graco, Inc.	6,850	500
Henry Schein, Inc. *	4,330	518
Intercontinental Exchange Group, Inc.	2,450	481
JPMorgan Chase & Co.	10,305	573
Motorola Solutions, Inc.	7,680	518
Nielsen NV	10,140	489
Nordstrom, Inc.	6,235	424
Pall Corp.	6,890	584
Pioneer Natural Resources Co.	2,535	533
Range Resources Corp.	5,605	521
Rockwood Holdings, Inc.	5,300	405
RPM International, Inc.	13,500	581
SanDisk Corp.	11,745	1,135
Schlumberger Ltd.	4,715	490
Sealed Air Corp.	16,995	560
Sirona Dental Systems, Inc. *	6,010	452
Taminco Corp. *	11,395	243
Teradata Corp. *	8,100	340
Visa, Inc. Class A	1,870	402
Wabtec Corp.	7,630	601
Waste Connections, Inc.	11,100	506
		18,232

Total Common Stocks (Cost $32,983)		37,463

Short-Term Investments (4.0%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $1,561)	1,560,661	1,561

Total Investments## (100.1%) (Cost $34,544)		39,024

Liabilities, less cash, receivables and other assets [(0.1%)]		(43)

Total Net Assets (100.0%)		$ 38,981

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
GLOBAL EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Chemicals	$2,855	7.3%
Machinery	2,660	6.8%
Banks	2,207	5.7%
Oil, Gas & Consumable Fuels	2,089	5.4%
Technology Hardware, Storage & Peripherals	1,951	5.0%
Insurance	1,873	4.8%
Health Care Equipment & Supplies	1,668	4.3%
Food & Staples Retailing	1,308	3.4%
Semiconductors & Semiconductor Equipment	1,218	3.1%
Health Care Providers & Services	1,147	2.9%
Pharmaceuticals	1,145	2.9%
Capital Markets	1,100	2.8%
Professional Services	1,081	2.8%
Auto Components	1,072	2.8%
Energy Equipment & Services	1,063	2.7%
Internet Software & Services	990	2.5%
Automobiles	955	2.4%
Electrical Equipment	890	2.3%
Diversified Telecommunication Services	889	2.3%
Communications Equipment	883	2.3%
IT Services	742	1.9%
Software	592	1.5%
Hotels, Restaurants & Leisure	570	1.5%
Containers & Packaging	560	1.4%
Trading Companies & Distributors	542	1.4%
Thrifts & Mortgage Finance	518	1.3%
Commercial Services & Supplies	506	1.3%
Personal Products	490	1.3%
Diversified Financial Services	481	1.2%
Household Products	470	1.2%
Beverages	449	1.2%
Multiline Retail	424	1.1%
Internet & Catalog Retail	378	1.0%
Specialty Retail	370	0.9%
Wireless Telecommunication Services	368	0.9%
Real Estate Investment Trusts	363	0.9%
Household Durables	334	0.9%
Food Products	262	0.7%
Short-Term Investments and Other Assets-Net	1,518	3.9%
	$38,981	100.0%

MAY 31, 2014

Schedule of Investments Global Thematic Opportunities Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (94.4%)

Australia (4.7%)
BHP Billiton Ltd. ADR	22,600	1,534
Treasury Wine Estates Ltd.	511,700	2,476
		4,010
Chile (2.5%)
Sociedad Quimica y Minera de Chile SA ADR	69,600	2,105

China (4.6%)
Belle International Holdings Ltd.	980,000	973
Chow Tai Fook Jewellery Group Ltd.	959,400	1,260
New Oriental Education & Technology Group, Inc. ADR	66,500	1,717
		3,950
France (1.2%)
Accor SA	18,800	995

Hong Kong (4.4%)
GCL-Poly Energy Holdings Ltd. *	4,483,000	1,393
SA SA International Holdings Ltd.	1,836,000	1,246
SJM Holdings Ltd.	397,000	1,134
		3,773
Israel (3.0%)
Check Point Software Technologies Ltd. *	39,500	2,547

Japan (6.2%)
Lawson, Inc.	15,500	1,113
Mitsubishi UFJ Financial Group, Inc.	373,700	2,103
TOYOTA MOTOR Corp.	37,000	2,094
		5,310
Korea (2.8%)
Samsung Electronics Co. Ltd. GDR	3,330	2,368

Netherlands (1.9%)
Koninklijke Philips NV	51,000	1,611

Spain (2.9%)
Mediaset Espana Comunicacion SA *	217,000	2,510

Switzerland (4.6%)
Novartis AG ADR	20,900	1,882
Roche Holding AG ADR	56,800	2,096
		3,978
United Kingdom (5.5%)
Aberdeen Asset Management PLC	235,000	1,753
Aon PLC	22,650	2,037
Derwent London PLC	20,000	918
		4,708
United States (50.1%)
American International Group, Inc.	33,700	1,822
Antero Resources Corp. *	28,300	1,741
Bed Bath & Beyond, Inc. *	26,200	1,594
BlackRock, Inc.	6,600	2,012
Blackstone Group LP	65,000	2,020
Boeing Co.	6,500	879
C.R. Bard, Inc.	6,650	984
CME Group, Inc.	12,000	864
Corning, Inc.	88,900	1,894
Deere & Co.	18,000	1,641
Express Scripts Holding Co. *	24,700	1,765
Franklin Resources, Inc.	31,900	1,761
General Dynamics Corp.	9,000	1,063
General Motors Co.	59,400	2,054
Google, Inc. Class A *	2,775	1,586
Google, Inc. Class C *	2,775	1,557
Honeywell International, Inc.	22,900	2,133
Invesco Ltd.	48,600	1,784
KKR & Co. LP	107,600	2,446
Range Resources Corp.	30,300	2,816
SanDisk Corp.	35,000	3,382
TRI Pointe Homes, Inc. *	159,700	2,436
Valmont Industries, Inc.	11,600	1,797
Wynn Resorts Ltd.	3,600	774
		42,805

Total Common Stocks (Cost $68,486)		80,670

Short-Term Investments (3.8%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $3,208)	3,208,022	3,208

Total Investments## (98.2%) (Cost $71,694)		83,878

Cash, receivables and other assets, less liabilities (1.8%)		1,564

Total Net Assets (100.0%)		$ 85,442

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
GLOBAL THEMATIC OPPORTUNITIES FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Capital Markets	$11,776	13.8%
Specialty Retail	5,073	5.9%
Oil, Gas & Consumable Fuels	4,557	5.3%
Automobiles	4,148	4.8%
Aerospace & Defense	4,075	4.8%
Pharmaceuticals	3,978	4.7%
Insurance	3,859	4.5%
Semiconductors & Semiconductor Equipment	3,761	4.4%
Machinery	3,438	4.0%
Technology Hardware, Storage & Peripherals	3,382	4.0%
Internet Software & Services	3,143	3.7%
Hotels, Restaurants & Leisure	2,903	3.4%
Software	2,547	3.0%
Media	2,510	2.9%
Beverages	2,476	2.9%
Household Durables	2,436	2.8%
Chemicals	2,105	2.5%
Banks	2,103	2.5%
Electronic Equipment, Instruments & Components	1,894	2.2%
Health Care Providers & Services	1,765	2.1%
Diversified Consumer Services	1,717	2.0%
Industrial Conglomerates	1,611	1.9%
Metals & Mining	1,534	1.8%
Food & Staples Retailing	1,113	1.3%
Health Care Equipment & Supplies	984	1.1%
Real Estate Investment Trusts	918	1.1%
Diversified Financial Services	864	1.0%
Short-Term Investments and Other Assets-Net	4,772	5.6%
	$85,442	100.0%

MAY 31, 2014

Schedule of Investments Greater China Equity Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (67.4%)

Auto Components (1.2%)
Weifu High-Technology Group Co. Ltd. Class B	225,479	693

Automobiles (10.3%)
Brilliance China Automotive Holdings Ltd.	1,644,000	2,723
Dongfeng Motor Group Co. Ltd., H Shares	2,138,000	3,259
		5,982
Banks (9.0%)
China Construction Bank Corp., H Shares	2,274,000	1,666
Industrial & Commercial Bank of China Ltd., H Shares	5,518,000	3,573
		5,239
Capital Markets (3.4%)
China Cinda Asset Management Co. Ltd., H Shares *	4,108,000	1,960

Construction Materials (2.4%)
BBMG Corp., H Shares	2,101,500	1,410

Diversified Consumer Services (1.9%)
New Oriental Education & Technology Group, Inc. ADR	43,211	1,116

Diversified Telecommunication Services (1.2%)
China Unicom Hong Kong Ltd.	462,000	688

Electronic Equipment, Instruments & Components (0.7%)
Hollysys Automation Technologies Ltd. *	20,049	421

Gas Utilities (1.1%)
ENN Energy Holdings Ltd. *	94,000	660

Health Care Providers & Services (1.0%)
Sinopharm Group Co. Ltd., H Shares	223,200	605

Independent Power and Renewable Electricity Producers (6.8%)
China Power International Development Ltd.	3,540,000	1,247
China Resources Power Holdings Co. Ltd.	340,000	892
Huadian Fuxin Energy Corp. Ltd., H Shares	3,738,000	1,822
		3,961
Insurance (8.3%)
China Pacific Insurance Group Co. Ltd., H shares	494,800	1,643
Ping An Insurance Group Co. of China Ltd., H Shares	411,500	3,177
		4,820
Internet & Catalog Retail (0.6%)
Jumei International Holding Ltd. ADR *	11,536	317

Internet Software & Services (11.9%)
Baidu, Inc. ADR *	13,016	2,161
Qihoo 360 Technology Co. Ltd. ADR *	23,740	2,180
Tencent Holdings Ltd.	184,500	2,589
		6,930
Machinery (2.1%)
Sany Heavy Equipment International Holdings Co. Ltd.	1,376,000	309
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	519,014	900
		1,209
Oil, Gas & Consumable Fuels (1.4%)
China Petroleum & Chemical Corp., H Shares	300,000	272
CNOOC Ltd.	307,000	525
		797
Pharmaceuticals (1.1%)
Sino Biopharmaceutical Ltd.	760,000	621

Real Estate Management & Development (3.0%)
Country Garden Holdings Co. Ltd.	1,231,000	519
Sunac China Holdings Ltd.	2,342,000	1,209
		1,728
Total Common Stocks (Cost $38,216)		39,157

Participatory Notes (24.1%)

Automobiles (2.8%)
SAIC Motor Corp. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 8/29/2018	56,100	131
SAIC Motor Corp. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 8/14/2023	21,600	50
SAIC Motor Corp. Ltd., Class A (issuer UBS AG), Expiration Date 8/13/2014	38,605	90
SAIC Motor Corp. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/20/2015 ñ	136,061	316
SAIC Motor Corp. Ltd., Class A (issuer Merrill Lynch Int'l & Co.), Expiration Date 8/29/2018	458,337	1,066
		1,653
Electrical Equipment (3.3%)
NARI Technology Development Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 3/22/2023	59,035	124
NARI Technology Development Co. Ltd., Class A (issuer UBS AG), Expiration Date 1/30/2015	127,500	269
NARI Technology Development Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 1/24/2019	33,000	70
NARI Technology Development Co. Ltd., Class A (issuer Merrill Lynch Int'l & Co.), Expiration Date 1/24/2019	10,700	23
NARI Technology Development Co. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/20/2015 ñ	10,200	21
Zhejiang Dahua Technology Co. Ltd., Class A (issuer Merrill Lynch Int'l & Co.), Expiration Date 4/1/2019	24,592	106
Zhejiang Dahua Technology Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 3/18/2015	57,189	245
Zhejiang Dahua Technology Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 12/19/2022	5,651	24
Zhejiang Dahua Technology Co. Ltd., Class A (issuer UBS AG), Expiration Date 3/19/2015	101,462	435
Zhejiang Dahua Technology Co. Ltd., Class A (issuer Goldman Sachs Int'l), Expiration Date 4/1/2015	140,864	604
		1,921
Food Products (2.2%)
Henan Shuanghui Investment & Development Co. Ltd., Class A (issuer Merrill Lynch Int'l & Co.), Expiration Date 12/28/2018	8,765	48
Henan Shuanghui Investment & Development Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 4/8/2016	32,781	180
Henan Shuanghui Investment & Development Co. Ltd., Class A (issuer UBS AG), Expiration Date 9/26/2014	46,394	254
Henan Shuanghui Investment & Development Co. Ltd., Class A (issuer Citigroup Global Markets Holding, Inc.), Expiration Date 1/20/2015 ñ	46,779	255
Henan Shuanghui Investment & Development Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 6/11/2020	100,482	548
		1,285
Independent Power and Renewable Electricity Producers (5.2%)
SDIC Power Holdings Co. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/16/2015 ñ	837,400	667
SDIC Power Holdings Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 11/4/2019	184,032	147
SDIC Power Holdings Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 7/23/2018	1,234,918	984
SDIC Power Holdings Co. Ltd., Class A (issuer Goldman Sachs Int'l), Expiration Date 1/21/2015	925,982	738
SDIC Power Holdings Co. Ltd., Class A (issuer Merrill Lynch Int'l & Co.), Expiration Date 1/17/2019	532,749	425
SDIC Power Holdings Co. Ltd., Class A (issuer UBS AG), Expiration Date 1/19/2015	77,284	62
		3,023
Insurance (1.3%)
China Pacific Insurance Group Co. Ltd., Class A (issuer UBS AG), Expiration Date 10/13/2014	77,186	207
China Pacific Insurance Group Co. Ltd., Class A (issuer Goldman Sachs Int'l), Expiration Date 4/23/2015	7,700	21
China Pacific Insurance Group Co. Ltd., Class A (issuer Merrill Lynch Int'l & Co.), Expiration Date 4/11/2019	71,600	192
China Pacific Insurance Group Co. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/16/2015 ñ	64,900	175
China Pacific Insurance Group Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 2/4/2015	67,500	181
		776
Pharmaceuticals (3.4%)
Beijing SL Pharmaceutical Co. Ltd., Class A (issuer UBS AG), Expiration Date 11/7/2014	45,000	292
Beijing SL Pharmaceutical Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 10/22/2018	76,414	497
Beijing SL Pharmaceutical Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 1/3/2024	56,533	367
Beijing SL Pharmaceutical Co. Ltd., Class A (issuer Goldman Sachs Int'l), Expiration Date 1/23/2015	41,523	270
Beijing SL Pharmaceutical Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 12/6/2022	25,059	163
Beijing SL Pharmaceutical Co. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/16/2015 ñ	58,963	383
		1,972
Real Estate Management & Development (4.6%)
China Vanke Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 2/11/2019	147,600	202
China Vanke Co. Ltd., Class A (issuer Goldman Sachs Int'l), Expiration Date 6/30/2015	338,947	464
China Vanke Co. Ltd., Class A (issuer Merrill Lynch Int'l & Co.), Expiration Date 1/7/2019	58,500	80
China Vanke Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 6/18/2020	492,421	669
China Vanke Co. Ltd., Class A (issuer UBS AG), Expiration Date 9/26/2014	421,935	577
China Vanke Co. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/20/2015 ñ	480,841	654
		2,646
Road & Rail (1.3%)
Daqin Railway Co. Ltd., Class A (issuer Goldman Sachs Int'l), Expiration Date 9/18/2014	27,500	29
Daqin Railway Co. Ltd., Class A (issuer HSBC Bank PLC), Expiration Date 10/28/2020	106,800	115
Daqin Railway Co. Ltd., Class A (issuer UBS AG), Expiration Date 12/19/2014	21,668	23
Daqin Railway Co. Ltd., Class A (issuer Citigroup Global Markets Holdings, Inc.), Expiration Date 1/20/2015 ñ	118,716	128
Daqin Railway Co. Ltd., Class A (issuer Merrill Lynch Int'l & Co.), Expiration Date 7/6/2018	239,839	258
Daqin Railway Co. Ltd., Class A (issuer Morgan Stanley Asia Products), Expiration Date 7/18/2018	191,390	206
		759
Total Participatory Notes (Cost $14,579)		14,035

Short-Term Investments (0.5%)
State Street Institutional Government Money Market Fund Institutional Class (Cost $294)	294,440	294

Total Investments## (92.0%) (Cost $53,089)		53,486

Cash, receivables and other assets, less liabilities (8.0%)		4,663

Total Net Assets (100.0%)		$ 58,149

See Notes to Schedule of Investments

MAY 31, 2014

Schedule of Investments Guardian Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (98.6%)

Auto Components (1.5%)
BorgWarner, Inc.	350,866	22,066

Banks (3.0%)
U.S. Bancorp	1,062,880	44,843

Beverages (6.2%)
Anheuser-Busch InBev NV ADR	568,767	62,519
Coca-Cola Co.	684,890	28,019
		90,538
Capital Markets (2.0%)
Lazard Ltd. Class A	569,306	28,750

Consumer Finance (4.8%)
American Express Co.	776,978	71,093

Diversified Financial Services (8.3%)
Berkshire Hathaway, Inc. Class B *	597,878	76,732
Intercontinental Exchange Group, Inc.	230,511	45,272
		122,004
Diversified Telecommunication Services (1.4%)
tw telecom, inc. *	617,604	20,251

Energy Equipment & Services (3.5%)
Schlumberger Ltd.	493,959	51,391

Food & Staples Retailing (2.6%)
Costco Wholesale Corp.	323,660	37,551

Health Care Equipment & Supplies (5.0%)
Abbott Laboratories	819,266	32,779
Covidien PLC	566,168	41,392
		74,171
Household Durables (5.0%)
Newell Rubbermaid, Inc.	2,491,789	72,960

Household Products (2.4%)
Procter & Gamble Co.	436,275	35,247

Industrial Conglomerates (7.8%)
3M Co.	358,650	51,125
Danaher Corp.	818,027	64,158
		115,283
Industrial Gases (2.0%)
Praxair, Inc.	219,419	29,016

Insurance (3.1%)
Progressive Corp.	1,801,216	45,084

Internet Software & Services (2.9%)
eBay, Inc. *	841,320	42,680

IT Services (3.5%)
Computer Sciences Corp.	497,726	31,302
MasterCard, Inc. Class A	257,618	19,695
		50,997
Leisure Products (2.7%)
Polaris Industries, Inc.	307,428	39,634

Machinery (2.5%)
Lincoln Electric Holdings, Inc.	556,858	36,580

Media (1.2%)
Scripps Networks Interactive, Inc. Class A	233,405	17,846

Metals & Mining (1.9%)
Nucor Corp.	550,772	27,885

Oil, Gas & Consumable Fuels (3.2%)
Noble Energy, Inc.	654,042	47,137

Pharmaceuticals (4.9%)
Roche Holding AG	143,848	42,327
Sanofi ADR	567,385	30,242
		72,569
Road & Rail (2.0%)
J.B. Hunt Transport Services, Inc.	374,051	29,049

Semiconductors & Semiconductor Equipment (7.5%)
Microchip Technology, Inc.	804,746	38,306
Texas Instruments, Inc.	1,547,087	72,682
		110,988
Software (3.3%)
Intuit, Inc.	619,664	49,133

Specialty Retail (2.9%)
TJX Cos., Inc.	779,389	42,438

Trading Companies & Distributors (1.5%)
W.W. Grainger, Inc.	84,242	21,766

Total Common Stocks (Cost $1,060,302)		1,448,950

Short-Term Investments (1.1%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $15,910)	15,909,519	15,910

Total Investments## (99.7%) (Cost $1,076,212)		1,464,860

Cash, receivables and other assets, less liabilities (0.3%)		5,119

Total Net Assets (100.0%)		$1,469,979

See Notes to Schedule of Investments

MAY 31, 2014

Schedule of Investments International Equity Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (96.8%)

Australia (1.4%)
Brambles Ltd.	1,280,815	11,467
Spotless Group Holdings Ltd. *¢	2,677,176	4,597
		16,064
Austria (1.2%)
Andritz AG	226,455	13,488

Belgium (1.0%)
Colruyt SA	198,930	11,147

Brazil (1.0%)
SLC Agricola SA	1,312,500	11,161

Canada (8.6%)
Alimentation Couche-Tard, Inc. Class B	396,700	10,771
ATS Automation Tooling Systems, Inc. *	857,700	11,660
Cenovus Energy, Inc.	384,752	11,451
Corus Entertainment, Inc., B Shares	628,201	14,519
Home Capital Group, Inc.	260,600	11,719
MacDonald, Dettwiler & Associates Ltd.	179,533	14,670
ShawCor Ltd.	254,400	12,899
Suncor Energy, Inc.	291,000	11,199
		98,888
China (1.1%)
PICC Property & Casualty Co. Ltd., H Shares	8,525,300	12,536

Denmark (1.2%)
Sydbank A/S *	518,621	13,865

France (8.5%)
Arkema SA	118,475	12,114
BNP Paribas SA	149,800	10,490
Pernod-Ricard SA	60,725	7,446
Publicis Groupe SA	164,960	14,229
Rexel SA *	688,047	16,441
Sanofi	150,990	16,145
Sodexo	191,940	20,628
		97,493
Germany (11.5%)
Bayer AG	101,290	14,649
Brenntag AG	91,655	17,123
Continental AG	59,270	14,014
Deutsche Boerse AG	178,049	13,592
Gerresheimer AG	207,658	13,975
Henkel AG & Co. KGaA	122,715	14,173
Linde AG	81,376	17,000
SAP AG ADR	151,800	11,613
Volkswagen AG, Preference Shares	59,686	15,865
		132,004
Ireland (0.6%)
DCC PLC	123,623	7,273

Israel (3.0%)
Bezeq Israeli Telecommunication Corp. Ltd.	7,732,284	13,879
Check Point Software Technologies Ltd. *	313,800	20,234
		34,113
Italy (0.9%)
Azimut Holding SpA	361,000	9,881

Japan (14.1%)
FANUC Corp.	92,400	15,721
KANSAI PAINT Co. Ltd.	890,600	13,997
KEYENCE Corp.	50,900	19,772
Nihon Kohden Corp.	294,800	13,335
PIGEON Corp.	199,900	9,298
Pola Orbis Holdings, Inc.	237,800	9,274
Sanrio Co. Ltd. ØØ	244,500	6,586
SMC Corp.	56,900	14,868
SOFTBANK Corp.	186,000	13,420
SUGI HOLDINGS Co. Ltd.	223,900	10,546
Sundrug Co. Ltd.	366,900	16,453
TOYOTA MOTOR Corp.	316,300	17,900
		161,170
Korea (1.6%)
Samsung Electronics Co. Ltd.	13,001	18,389

Netherlands (4.3%)
Akzo Nobel NV	173,207	12,981
ASML Holding NV	170,490	14,632
Koninklijke Ahold NV	582,904	10,592
Nutreco NV	251,072	11,068
		49,273
Norway (2.9%)
DNB ASA	955,364	17,947
Norwegian Property ASA *	3,491,672	4,381
ProSafe SE	1,279,870	10,716
		33,044
Singapore (2.0%)
Jardine Matheson Holdings Ltd.	191,130	11,754
United Overseas Bank Ltd.	648,200	11,664
		23,418
Sweden (1.6%)
Elekta AB, B Shares	302,358	3,908
Telefonaktiebolaget LM Ericsson, B Shares	1,166,275	14,614
		18,522
Switzerland (12.1%)
Bucher Industries AG	33,870	11,205
Givaudan SA *	11,410	18,705
Julius Baer Group Ltd. *	300,540	13,008
Partners Group Holding AG	40,485	10,742
Roche Holding AG	57,529	16,928
SGS SA	6,880	17,248
Sika AG	4,935	19,558
Sonova Holding AG *	77,900	11,883
Sulzer AG	69,831	10,605
Tecan Group AG	67,598	8,062
		137,944
United Kingdom (16.1%)
Amlin PLC	1,952,682	15,383
Aon PLC	153,100	13,770
Bunzl PLC	648,806	18,183
Diploma PLC	997,840	10,939
Mitie Group PLC	3,099,342	17,419
Prudential PLC	634,980	14,747
Reed Elsevier PLC	1,129,356	18,003
RPS Group PLC	2,791,781	13,613
SABMiller PLC	207,330	11,506
St. James's Place PLC	858,800	11,264
Synergy Health PLC	636,479	13,528
TalkTalk Telecom Group PLC	2,884,750	15,512
Travis Perkins PLC	380,783	10,742
		184,609
United States (2.1%)
Nielsen NV	315,000	15,202
Taminco Corp. *	411,650	8,772
		23,974

Total Common Stocks (Cost $911,419)		1,108,256

Short-Term Investments (3.2%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $35,847)	35,846,514	35,847

Total Investments## (100.0%) (Cost $947,266)		1,144,103

Cash, receivables and other assets, less liabilities (0.0%)		499

Total Net Assets (100.0%)		$ 1,144,602

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
INTERNATIONAL EQUITY FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Chemicals	$103,127	9.0%
Machinery	77,546	6.8%
Trading Companies & Distributors	73,428	6.4%
Insurance	67,700	5.9%
Food & Staples Retailing	59,509	5.2%
Banks	53,966	4.7%
Pharmaceuticals	47,722	4.2%
Commercial Services & Supplies	47,096	4.1%
Media	46,751	4.1%
Automobiles	33,765	2.9%
Capital Markets	33,631	2.9%
Semiconductors & Semiconductor Equipment	33,021	2.9%
Professional Services	32,450	2.8%
Software	31,847	2.8%
Diversified Telecommunication Services	29,391	2.6%
Health Care Equipment & Supplies	29,126	2.5%
Energy Equipment & Services	23,615	2.1%
Household Products	23,471	2.0%
Oil, Gas & Consumable Fuels	22,650	2.0%
Food Products	22,229	1.9%
Life Sciences Tools & Services	22,037	1.9%
Hotels, Restaurants & Leisure	20,628	1.8%
Electronic Equipment, Instruments & Components	19,772	1.7%
Industrial Conglomerates	19,027	1.7%
Beverages	18,953	1.7%
Aerospace & Defense	14,670	1.3%
Communications Equipment	14,614	1.3%
Auto Components	14,014	1.2%
Diversified Financial Services	13,592	1.2%
Health Care Providers & Services	13,528	1.2%
Wireless Telecommunication Services	13,420	1.2%
Thrifts & Mortgage Finance	11,719	1.0%
Personal Products	9,274	0.8%
Specialty Retail	6,586	0.6%
Real Estate Management & Development	4,381	0.4%
Short-Term Investments and Other Assets-Net	36,346	3.2%
	$1,144,602	100.0%

MAY 31, 2014

Schedule of Investments International Select Funda
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (98.4%)

Australia (1.1%)
Brambles Ltd.	328,435	2,941

Austria (1.2%)
Andritz AG	54,050	3,219

Belgium (0.9%)
Colruyt SA	44,455	2,491

Canada (6.6%)
Agrium, Inc.	28,000	2,517
Alimentation Couche-Tard, Inc. Class B	118,700	3,223
Bank of Nova Scotia	55,486	3,563
Cenovus Energy, Inc.	91,829	2,733
ShawCor Ltd.	61,000	3,093
Suncor Energy, Inc.	69,200	2,663
		17,792
China (1.1%)
PICC Property & Casualty Co. Ltd., H Shares	1,989,400	2,925

Denmark (1.2%)
Jyske Bank A/S *	58,140	3,219

France (11.3%)
Arkema SA	28,715	2,936
BNP Paribas SA	43,700	3,060
Pernod-Ricard SA	14,625	1,793
Publicis Groupe SA	47,361	4,085
Rexel SA *	191,508	4,576
Sanofi	45,485	4,864
Schneider Electric SA	47,174	4,442
Sodexo	46,175	4,963
		30,719
Germany (11.3%)
Bayer AG	24,470	3,539
Brenntag AG	22,125	4,134
Continental AG	17,015	4,023
Deutsche Boerse AG	58,402	4,458
Henkel AG & Co. KGaA	35,185	4,064
Linde AG	18,910	3,950
SAP AG ADR	37,085	2,837
Volkswagen AG, Preference Shares	14,319	3,806
		30,811
Israel (3.5%)
Bezeq Israeli Telecommunication Corp. Ltd.	2,264,230	4,064
Check Point Software Technologies Ltd. *	85,700	5,526
		9,590
Italy (0.9%)
Azimut Holding SpA	86,145	2,358

Japan (15.5%)
FANUC Corp.	26,400	4,492
KANSAI PAINT Co. Ltd.	340,800	5,356
KEYENCE Corp.	14,000	5,438
LAWSON, Inc.	38,700	2,779
MIRACA HOLDINGS, Inc.	61,000	2,867
Sanrio Co. Ltd.	57,600	1,552
SANTEN PHARMACEUTICAL Co. Ltd.	59,300	3,192
SMC Corp.	21,400	5,592
SOFTBANK Corp.	53,600	3,867
SUGI HOLDINGS Co. Ltd.	47,800	2,252
TOYOTA MOTOR Corp.	85,700	4,850
		42,237
Korea (2.1%)
Samsung Electronics Co. Ltd.	3,986	5,638

Netherlands (4.2%)
Akzo Nobel NV	54,210	4,063
ASML Holding NV	48,985	4,204
Koninklijke Ahold NV	173,965	3,161
		11,428
Norway (1.3%)
DNB ASA	189,073	3,552

Singapore (1.7%)
Jardine Matheson Holdings Ltd.	45,791	2,816
United Overseas Bank Ltd.	106,800	1,922
		4,738
Sweden (3.3%)
Elekta AB, B Shares	108,885	1,408
Nordea Bank AB	232,360	3,427
Telefonaktiebolaget LM Ericsson, B Shares	334,240	4,188
		9,023
Switzerland (16.1%)
Givaudan SA *	3,956	6,485
Julius Baer Group Ltd. *	57,350	2,482
Novartis AG	56,531	5,069
Partners Group Holding AG	10,135	2,689
Roche Holding AG	23,456	6,902
SGS SA	2,382	5,972
Sika AG	1,423	5,639
Sonova Holding AG *	18,540	2,828
Sulzer AG	20,766	3,154
UBS AG *	129,980	2,610
		43,830
United Kingdom (13.7%)
Amlin PLC	576,529	4,542
Aon PLC	47,000	4,227
Bunzl PLC	187,969	5,268
Howden Joinery Group PLC	484,245	2,592
Prudential PLC	150,620	3,498
Reed Elsevier PLC	315,439	5,028
SABMiller PLC	57,470	3,190
St. James's Place PLC	205,165	2,691
TalkTalk Telecom Group PLC	688,465	3,702
Travis Perkins PLC	90,974	2,566
		37,304
United States (1.4%)
Nielsen NV	75,800	3,658

Total Common Stocks (Cost $212,399)		267,473

Short-Term Investments (3.4%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $9,339)	9,338,815	9,339

Total Investments## (101.8%) (Cost $221,738)		276,812

Liabilities, less cash, receivables and other assets [(1.8%)]		(5,005)

Total Net Assets (100.0%)		$ 271,807

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
INTERNATIONAL SELECT FUND (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Chemicals	$30,946	11.4%
Pharmaceuticals	23,566	8.7%
Banks	18,743	6.9%
Insurance	17,883	6.6%
Trading Companies & Distributors	16,544	6.1%
Machinery	16,457	6.1%
Food & Staples Retailing	13,906	5.1%
Capital Markets	10,139	3.7%
Semiconductors & Semiconductor Equipment	9,842	3.6%
Professional Services	9,630	3.5%
Media	9,113	3.4%
Automobiles	8,656	3.2%
Software	8,363	3.1%
Diversified Telecommunication Services	7,766	2.9%
Electronic Equipment, Instruments & Components	5,438	2.0%
Oil, Gas & Consumable Fuels	5,396	2.0%
Beverages	4,983	1.8%
Hotels, Restaurants & Leisure	4,963	1.8%
Diversified Financial Services	4,458	1.6%
Electrical Equipment	4,442	1.6%
Health Care Equipment & Supplies	4,236	1.6%
Communications Equipment	4,188	1.5%
Specialty Retail	4,144	1.5%
Household Products	4,064	1.5%
Auto Components	4,023	1.5%
Wireless Telecommunication Services	3,867	1.4%
Energy Equipment & Services	3,093	1.1%
Commercial Services & Supplies	2,941	1.1%
Health Care Providers & Services	2,867	1.1%
Industrial Conglomerates	2,816	1.0%
Short-Term Investments and Other Assets-Net	4,334	1.6%
	$271,807	100.0%

MAY 31, 2014

Schedule of Investments Intrinsic Value Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (95.9%)

Aerospace & Defense (6.3%)
Aerovironment, Inc. *	28,359	911
KEYW Holding Corp. *	82,900	879
Spirit Aerosystems Holdings, Inc. Class A *	173,490	5,630
Teledyne Technologies, Inc. *	41,852	3,966
Textron, Inc.	138,439	5,429
		16,815
Auto Components (1.4%)
Dana Holding Corp.	143,200	3,170
Remy International, Inc.	27,006	643
		3,813
Banks (9.9%)
BankUnited, Inc.	93,504	3,043
City National Corp.	34,700	2,467
Comerica, Inc.	67,274	3,227
First Niagara Financial Group, Inc.	366,800	3,158
Huntington Bancshares, Inc.	471,030	4,367
TCF Financial Corp.	253,000	4,020
Texas Capital Bancshares, Inc. *	56,900	2,913
Umpqua Holdings Corp.	209,800	3,476
		26,671
Building Products (0.5%)
Owens Corning, Inc.	32,000	1,312

Chemicals (3.2%)
Chemtura Corp. *	199,700	4,988
Cytec Industries, Inc.	35,900	3,567
		8,555
Commercial Services & Supplies (3.1%)
Clean Harbors, Inc. *	63,414	3,875
Covanta Holding Corp.	230,000	4,391
		8,266
Communications Equipment (7.2%)
Arris Group, Inc. *	220,469	7,300
Aviat Networks, Inc. *	230,699	244
Brocade Communications Systems, Inc. *	264,959	2,416
Ceragon Networks Ltd. *	162,088	376
Ciena Corp. *	182,183	3,534
Infinera Corp. *	353,800	3,220
Sierra Wireless, Inc. *	125,974	2,366
		19,456
Construction & Engineering (1.5%)
KBR, Inc.	169,900	4,127

Containers & Packaging (5.4%)
Avery Dennison Corp.	108,836	5,518
Crown Holdings, Inc. *	120,800	5,901
Sealed Air Corp.	96,008	3,162
		14,581
Electrical Equipment (0.7%)
Regal-Beloit Corp.	26,500	2,023

Electronic Equipment, Instruments & Components (4.4%)
Dolby Laboratories, Inc. Class A *	61,700	2,563
II-VI, Inc. *	140,730	1,894
Itron, Inc. *	53,133	2,043
Jabil Circuit, Inc.	77,700	1,463
Maxwell Technologies, Inc. *	39,409	684
Mercury Systems, Inc. *	144,960	1,699
OSI Systems, Inc. *	24,200	1,378
		11,724
Energy Equipment & Services (2.8%)
ION Geophysical Corp. *	476,117	1,986
McDermott International, Inc. *	198,100	1,438
TETRA Technologies, Inc. *	350,492	4,041
		7,465
Health Care Equipment & Supplies (0.9%)
Accuray, Inc. *	125,470	1,106
Symmetry Medical, Inc. *	140,010	1,235
		2,341
Health Care Providers & Services (0.8%)
Chemed Corp.	23,525	2,072

Health Care Technology (1.4%)
Allscripts Healthcare Solutions, Inc. *	249,700	3,681

Hotels, Restaurants & Leisure (0.6%)
Wendy's Co.	209,700	1,720

Independent Power and Renewable Electricity Producers (4.0%)
Dynegy, Inc. *	130,300	4,391
NRG Energy, Inc.	82,665	2,946
Ormat Technologies, Inc.	115,756	3,447
		10,784
Internet Software & Services (2.0%)
Bankrate, Inc. *	120,400	1,824
Digital River, Inc. *	228,263	3,593
		5,417
IT Services (5.5%)
Convergys Corp.	96,900	2,114
CoreLogic, Inc. *	183,425	5,233
DST Systems, Inc.	28,619	2,609
MoneyGram International, Inc. *	165,800	2,185
VeriFone Systems, Inc. *	76,090	2,497
		14,638
Life Sciences Tools & Services (3.6%)
Affymetrix, Inc. *	288,400	2,382
Cambrex Corp. *	64,638	1,389
Charles River Laboratories International, Inc. *	107,771	5,775
		9,546
Machinery (4.5%)
ESCO Technologies, Inc.	38,160	1,283
ITT Corp.	62,800	2,743
Manitowoc Co., Inc.	103,400	2,797
Meritor, Inc. *	203,050	2,804
Twin Disc, Inc.	77,600	2,518
		12,145
Marine (0.6%)
Danaos Corp. *	285,191	1,697

Metals & Mining (0.5%)
Cliffs Natural Resources, Inc.	90,900	1,425

Personal Products (0.5%)
Elizabeth Arden, Inc. *	45,820	1,243

Professional Services (0.7%)
FTI Consulting, Inc. *	57,906	1,869

Road & Rail (1.7%)
Ryder System, Inc.	51,304	4,453

Semiconductors & Semiconductor Equipment (7.7%)
Alliance Semiconductor Corp. *	82,370	60
Ceva, Inc. *	72,900	1,141
FormFactor, Inc. *	269,900	1,959
Freescale Semiconductor Ltd. *	154,390	3,426
Mellanox Technologies Ltd. *	62,650	1,979
Rambus, Inc. *	381,872	4,621
Spansion, Inc. Class A *	178,040	3,392
Ultratech, Inc. *	123,294	3,129
Veeco Instruments, Inc. *	28,400	946
		20,653
Software (10.4%)
Cadence Design Systems, Inc. *	158,907	2,652
Comverse, Inc. *	110,635	2,738
Covisint Corp. *	120,799	611
Gigamon, Inc. *	78,300	1,332
Nuance Communications, Inc. *	125,500	2,031
Rovi Corp. *	284,030	6,865
SeaChange International, Inc. *	267,067	2,558
TIBCO Software, Inc. *	125,500	2,700
Verint Systems, Inc. *	140,161	6,494
		27,981
Specialty Retail (2.5%)
Express, Inc. *	103,900	1,310
New York & Co., Inc. *	154,100	610
Office Depot, Inc. *	679,267	3,478
Select Comfort Corp. *	75,200	1,394
		6,792
Technology Hardware, Storage & Peripherals (0.2%)
Quantum Corp. *	473,800	540

Textiles, Apparel & Luxury Goods (0.3%)
Crocs, Inc. *	47,600	711

Wireless Telecommunication Services (1.1%)
Telephone & Data Systems, Inc.	52,900	1,466
United States Cellular Corp.	34,200	1,469
		2,935
Total Common Stocks (Cost $191,555)		257,451

Short-Term Investments (4.6%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $12,237)	12,237,294	12,237

Total Investments## (100.5%) (Cost $203,792)		269,688

Liabilities, less cash, receivables and other assets [(0.5%)]		(1,384)

Total Net Assets (100.0%)		$ 268,304

See Notes to Schedule of Investments

MAY 31, 2014 Schedule of Investments Large Cap Disciplined Growth Fund (Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (96.0%)

Aerospace & Defense (2.5%)
Precision Castparts Corp.	24,589	6,220

Airlines (1.4%)
Delta Air Lines, Inc.	87,111	3,477

Auto Components (0.8%)
Delphi Automotive PLC	28,216	1,949

Automobiles (1.0%)
General Motors Co.	75,911	2,625

Banks (3.2%)
CIT Group, Inc.	74,643	3,320
Comerica, Inc.	101,857	4,886
		8,206
Beverages (1.0%)
PepsiCo, Inc.	28,377	2,507

Biotechnology (2.1%)
BioMarin Pharmaceutical, Inc. *	40,369	2,340
Celgene Corp. *	19,359	2,962
		5,302
Chemicals (6.7%)
LyondellBasell Industries NV Class A	29,702	2,957
Monsanto Co.	39,072	4,761
PPG Industries, Inc.	20,853	4,204
Sherwin-Williams Co.	24,395	4,992
		16,914
Diversified Telecommunication Services (2.3%)
Verizon Communications, Inc.	114,006	5,696

Electric Utilities (1.9%)
NextEra Energy, Inc.	49,759	4,844

Electrical Equipment (1.0%)
Eaton Corp. PLC	33,854	2,495

Energy Equipment & Services (1.0%)
Halliburton Co.	38,107	2,463

Food & Staples Retailing (5.8%)
Costco Wholesale Corp.	33,107	3,841
CVS Caremark Corp.	57,474	4,501
Wal-Mart Stores, Inc.	56,541	4,341
Whole Foods Market, Inc.	48,507	1,855
		14,538
Food Products (2.6%)
Kraft Foods Group, Inc.	53,225	3,165
Unilever NV	77,458	3,362
		6,527
Health Care Equipment & Supplies (1.3%)
Abbott Laboratories	80,302	3,213

Health Care Providers & Services (1.0%)
Laboratory Corporation of America Holdings *	24,419	2,505

Hotels, Restaurants & Leisure (1.5%)
Starbucks Corp.	51,181	3,748

Household Products (1.4%)
Procter & Gamble Co.	44,901	3,628

Industrial Conglomerates (1.9%)
Danaher Corp.	60,499	4,745

Internet Software & Services (5.6%)
Google, Inc. Class A *	10,929	6,247
Google, Inc. Class C *	9,754	5,472
Yelp, Inc. *	35,009	2,316
		14,035
IT Services (3.7%)
Alliance Data Systems Corp. *	21,879	5,602
FleetCor Technologies, Inc. *	29,609	3,743
		9,345
Media (3.1%)
Comcast Corp. Class A	101,554	5,301
Twenty-First Century Fox, Inc. Class A	74,752	2,647
		7,948
Multi-Utilities (2.1%)
Dominion Resources, Inc.	77,006	5,310

Oil, Gas & Consumable Fuels (5.2%)
Kinder Morgan, Inc.	110,969	3,705
Noble Energy, Inc.	36,819	2,653
Range Resources Corp.	72,208	6,712
		13,070
Pharmaceuticals (7.6%)
Bristol-Myers Squibb Co.	102,827	5,115
Johnson & Johnson	62,385	6,330
Perrigo Co. PLC	19,080	2,637
Pfizer, Inc.	84,696	2,509
Teva Pharmaceutical Industries Ltd. ADR	49,695	2,509
		19,100
Professional Services (1.4%)
Nielsen NV	71,182	3,435

Real Estate Investment Trusts (1.6%)
Crown Castle International Corp.	51,480	3,950

Road & Rail (2.8%)
Union Pacific Corp.	35,106	6,996

Semiconductors & Semiconductor Equipment (1.0%)
ASML Holding NV	29,839	2,563

Software (9.2%)
Check Point Software Technologies Ltd. *	49,561	3,196
Intuit, Inc.	34,226	2,714
Microsoft Corp.	150,983	6,181
Oracle Corp.	177,781	7,470
VMware, Inc. Class A *	38,899	3,754
		23,315
Specialty Retail (3.4%)
Home Depot, Inc.	71,020	5,698
O'Reilly Automotive, Inc. *	20,053	2,967
		8,665
Technology Hardware, Storage & Peripherals (5.9%)
Apple, Inc.	23,329	14,767

Textiles, Apparel & Luxury Goods (3.0%)
Michael Kors Holdings Ltd. *	28,143	2,656
Ralph Lauren Corp.	32,190	4,941
		7,597
Total Common Stocks (Cost $197,468)		241,698

Short-Term Investments (4.0%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $10,130)	10,130,229	10,130

Total Investments## (100.0%) (Cost $207,598)		251,828

Cash, receivables and other assets, less liabilities (0.0%)		43

Total Net Assets (100.0%)		$ 251,871

See Notes to Schedule of Investments

MAY 31, 2014

Schedule of Investments Large Cap Value Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (91.7%)

Aerospace & Defense (0.7%)
Northrop Grumman Corp.	97,303	11,827

Airlines (5.3%)
American Airlines Group, Inc. *	1,188,480	47,729
Delta Air Lines, Inc.	230,400	9,195
United Continental Holdings, Inc. *	770,968	34,208
		91,132
Auto Components (0.5%)
BorgWarner, Inc.	140,861	8,859

Banks (12.0%)
Citigroup, Inc.	578,492	27,519
Comerica, Inc.	582,034	27,920
JPMorgan Chase & Co.	901,248	50,082
M&T Bank Corp.	104,554	12,690
PNC Financial Services Group, Inc.	337,585	28,786
Regions Financial Corp.	959,684	9,779
Sumitomo Mitsui Financial Group, Inc. ADR	2,471,164	20,189
Wells Fargo & Co.	540,566	27,450
		204,415
Capital Markets (7.2%)
Bank of New York Mellon Corp.	1,718,295	59,384
Goldman Sachs Group, Inc.	206,282	32,966
Invesco Ltd.	712,557	26,151
Morgan Stanley	127,799	3,944
		122,445
Chemicals (5.4%)
Dow Chemical Co.	560,091	29,192
LyondellBasell Industries NV Class A	358,103	35,656
Monsanto Co.	146,585	17,861
Mosaic Co.	172,143	8,606
		91,315
Communications Equipment (3.7%)
Cisco Systems, Inc.	2,580,202	63,525

Construction & Engineering (0.4%)
Fluor Corp.	98,990	7,432

Containers & Packaging (0.4%)
Crown Holdings, Inc. *	131,416	6,420

Diversified Financial Services (2.1%)
CME Group, Inc.	486,661	35,040

Electric Utilities (0.4%)
NextEra Energy, Inc.	66,375	6,462

Electrical Equipment (2.0%)
Eaton Corp. PLC	464,996	34,265

Electronic Equipment, Instruments & Components (0.8%)
Corning, Inc.	645,263	13,744

Energy Equipment & Services (2.5%)
Halliburton Co.	199,791	12,915
McDermott International, Inc. *	2,866,966	20,814
Rowan Cos. PLC Class A	185,283	5,736
Schlumberger Ltd.	33,898	3,527
		42,992
Food Products (2.5%)
Archer-Daniels-Midland Co.	285,236	12,819
Kraft Foods Group, Inc.	178,086	10,589
WhiteWave Foods Co. Class A *	634,526	19,981
		43,389
Health Care Equipment & Supplies (3.1%)
Boston Scientific Corp. *	1,591,407	20,418
Covidien PLC	363,589	26,582
Hologic, Inc. *	211,837	5,177
		52,177
Health Care Providers & Services (2.7%)
Aetna, Inc.	190,420	14,767
UnitedHealth Group, Inc.	399,769	31,834
		46,601
Hotels, Restaurants & Leisure (2.4%)
Carnival Corp.	1,041,701	41,699

Household Products (0.9%)
Procter & Gamble Co.	185,983	15,025

Independent Power and Renewable Electricity Producers (0.9%)
Calpine Corp. *	676,831	15,784

Industrial Conglomerates (0.0%)
General Electric Co.	20,779	557

Insurance (3.5%)
Lincoln National Corp.	978,851	46,945
MetLife, Inc.	259,471	13,215
		60,160
Machinery (8.6%)
Caterpillar, Inc.	158,739	16,228
Cummins, Inc.	225,792	34,530
Joy Global, Inc.	562,145	32,127
Kubota Corp. ADR	315,945	21,611
Pall Corp.	167,433	14,188
Terex Corp.	726,860	27,955
		146,639
Metals & Mining (3.9%)
Carpenter Technology Corp.	299,709	18,729
Newmont Mining Corp.	912,465	20,886
Nucor Corp.	213,624	10,816
United States Steel Corp.	708,463	16,323
		66,754
Multi-Utilities (0.4%)
Dominion Resources, Inc.	97,952	6,755

Multiline Retail (1.8%)
JC Penney Co., Inc. *	957,816	8,611
Target Corp.	388,467	22,049
		30,660
Oil, Gas & Consumable Fuels (5.1%)
Antero Resources Corp. *	375,380	23,086
Apache Corp.	47,319	4,411
Arch Coal, Inc.	2,375,848	8,458
Devon Energy Corp.	60,848	4,497
Noble Energy, Inc.	119,359	8,602
Occidental Petroleum Corp.	217,782	21,711
Range Resources Corp.	175,271	16,291
		87,056
Pharmaceuticals (5.6%)
Eli Lilly & Co.	335,612	20,090
Johnson & Johnson	338,113	34,305
Merck & Co., Inc.	498,589	28,848
Teva Pharmaceutical Industries Ltd. ADR	259,316	13,093
		96,336
Semiconductors & Semiconductor Equipment (2.7%)
Altera Corp.	362,759	12,018
Intel Corp.	1,270,097	34,699
		46,717
Software (1.5%)
Microsoft Corp.	622,369	25,480

Technology Hardware, Storage & Peripherals (2.7%)
EMC Corp.	668,795	17,763
SanDisk Corp.	300,057	28,995
		46,758

Total Common Stocks (Cost $1,350,967)		1,568,420

Exchange Traded Funds (1.8%)
ProShares UltraPro Short S&P 500 *	280,650	14,232
ProShares UltraShort S&P500 *	611,481	16,235

Total Exchange Traded Funds (Cost $33,716)		30,467

Short-Term Investments (6.3%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $108,151)	108,151,412	108,151

Total Investments## (99.8%) (Cost $1,492,834)		1,707,038

Cash, receivables and other assets, less liabilities (0.2%)		2,729

Total Net Assets (100.0%)		$1,709,767

See Notes to Schedule of Investments

MAY 31, 2014

Schedule of Investments Mid Cap Growth Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (96.6%)

Aerospace & Defense (1.2%)
BE Aerospace, Inc. *	120,000	11,610

Airlines (1.1%)
Alaska Air Group, Inc.	110,000	10,831

Auto Components (0.8%)
BorgWarner, Inc.	127,500	8,018

Banks (0.9%)
SVB Financial Group *	80,000	8,436

Biotechnology (4.8%)
Alexion Pharmaceuticals, Inc. *	100,000	16,632
Alkermes PLC *	100,000	4,581
BioMarin Pharmaceutical, Inc. *	185,000	10,723
Cubist Pharmaceuticals, Inc. *	125,000	8,325
NPS Pharmaceuticals, Inc. *	199,855	6,221
		46,482
Building Products (1.0%)
Fortune Brands Home & Security, Inc.	244,000	9,755

Capital Markets (2.4%)
Affiliated Managers Group, Inc. *	81,000	15,277
Raymond James Financial, Inc.	173,000	8,373
		23,650
Chemicals (0.8%)
PolyOne Corp.	200,000	8,026

Commercial Services & Supplies (1.5%)
Stericycle, Inc. *	130,000	14,868

Communications Equipment (2.6%)
Arris Group, Inc. *	230,000	7,615
Aruba Networks, Inc. *	275,000	5,092
F5 Networks, Inc. *	65,000	7,056
Palo Alto Networks, Inc. *	77,500	5,805
		25,568
Consumer Finance (0.8%)
Portfolio Recovery Associates, Inc. *	135,000	7,532

Containers & Packaging (1.2%)
Packaging Corp. of America	163,000	11,273

Distributors (1.1%)
LKQ Corp. *	375,000	10,403

Diversified Financial Services (1.2%)
Intercontinental Exchange Group, Inc.	60,000	11,784

Electrical Equipment (1.6%)
AMETEK, Inc.	294,000	15,606

Electronic Equipment, Instruments & Components (3.6%)
Amphenol Corp. Class A	100,000	9,580
CDW Corp.	266,500	7,838
Trimble Navigation Ltd. *	304,000	10,965
Zebra Technologies Corp. Class A *	95,000	7,059
		35,442
Energy Equipment & Services (1.3%)
Dril-Quip, Inc. *	60,000	6,133
Oceaneering International, Inc.	86,500	6,233
		12,366
Food & Staples Retailing (0.9%)
PriceSmart, Inc.	100,000	9,165

Food Products (1.0%)
WhiteWave Foods Co. Class A *	325,000	10,234

Health Care Equipment & Supplies (1.7%)
Cooper Cos., Inc.	35,000	4,516
West Pharmaceutical Services, Inc.	82,500	3,472
Wright Medical Group, Inc. *	295,000	8,968
		16,956
Health Care Providers & Services (4.8%)
Acadia Healthcare Co., Inc. *	232,500	9,914
Envision Healthcare Holdings, Inc. *	247,500	8,534
HealthSouth Corp.	200,000	7,024
Omnicare, Inc.	120,000	7,626
Universal Health Services, Inc. Class B	85,000	7,613
WellCare Health Plans, Inc. *	85,000	6,583
		47,294
Health Care Technology (1.5%)
Cerner Corp. *	268,500	14,512

Hotels, Restaurants & Leisure (3.1%)
Buffalo Wild Wings, Inc. *	65,500	9,465
MGM Resorts International *	425,000	10,944
Starwood Hotels & Resorts Worldwide, Inc.	125,000	9,981
		30,390
Household Products (0.8%)
Church & Dwight Co., Inc.	113,500	7,858

Industrial Conglomerates (1.3%)
Roper Industries, Inc.	90,500	12,822

Internet & Catalog Retail (0.5%)
HomeAway, Inc. *	170,000	5,236

Internet Software & Services (1.4%)
Akamai Technologies, Inc. *	85,000	4,619
Demandware, Inc. *	85,000	5,175
Pandora Media, Inc. *	175,000	4,293
		14,087
IT Services (3.2%)
Alliance Data Systems Corp. *	70,000	17,923
Fiserv, Inc. *	75,000	4,508
FleetCor Technologies, Inc. *	70,000	8,849
		31,280
Leisure Products (0.9%)
Polaris Industries, Inc.	70,000	9,024

Life Sciences Tools & Services (1.5%)
Illumina, Inc. *	90,000	14,242

Machinery (2.0%)
Pall Corp.	119,000	10,084
Pentair Ltd.	120,000	8,957
		19,041
Media (0.8%)
AMC Networks, Inc. Class A *	125,000	7,735

Multiline Retail (1.3%)
Dollar Tree, Inc. *	172,000	9,121
Tuesday Morning Corp. *	220,000	3,555
		12,676
Oil, Gas & Consumable Fuels (3.8%)
Antero Resources Corp. *	135,000	8,302
Cabot Oil & Gas Corp.	290,000	10,510
Concho Resources, Inc. *	90,000	11,862
Oasis Petroleum, Inc. *	125,000	6,188
		36,862
Pharmaceuticals (2.9%)
Akorn, Inc. *	335,000	9,370
Auxilium Pharmaceuticals, Inc. *	252,500	5,651
Horizon Pharma, Inc. *	300,000	4,257
Mylan, Inc. *	180,000	8,971
		28,249
Professional Services (2.8%)
Advisory Board Co. *	120,000	5,807
On Assignment, Inc. *	137,500	4,847
Towers Watson & Co. Class A	50,000	5,625
Verisk Analytics, Inc. Class A *	191,000	11,305
		27,584
Real Estate Management & Development (0.9%)
Jones Lang LaSalle, Inc.	74,500	9,036

Road & Rail (2.7%)
Hertz Global Holdings, Inc. *	300,000	8,856
J.B. Hunt Transport Services, Inc.	145,000	11,261
Old Dominion Freight Line, Inc. *	100,000	6,396
		26,513
Semiconductors & Semiconductor Equipment (4.9%)
Avago Technologies Ltd.	275,000	19,434
Microchip Technology, Inc.	200,000	9,520
Monolithic Power Systems, Inc. *	175,000	6,876
NXP Semiconductors NV *	195,000	12,109
		47,939
Software (6.6%)
Activision Blizzard, Inc.	392,500	8,156
Aspen Technology, Inc. *	250,500	10,769
Autodesk, Inc. *	100,000	5,237
Electronic Arts, Inc. *	212,000	7,447
Informatica Corp. *	240,000	8,782
ServiceNow, Inc. *	100,000	5,231
Splunk, Inc. *	110,000	4,605
Synchronoss Technologies, Inc. *	125,000	3,969
Ultimate Software Group, Inc. *	42,500	5,403
Workday, Inc. Class A *	65,000	5,094
		64,693
Specialty Retail (7.4%)
Advance Auto Parts, Inc.	72,500	9,002
Cabela's, Inc. *	112,500	6,888
Dick's Sporting Goods, Inc.	140,000	6,223
O'Reilly Automotive, Inc. *	89,500	13,242
Ross Stores, Inc.	129,000	8,830
Signet Jewelers Ltd.	50,000	5,304
Tractor Supply Co.	193,000	12,549
Williams-Sonoma, Inc.	149,500	10,005
		72,043
Technology Hardware, Storage & Peripherals (0.5%)
SanDisk Corp.	50,000	4,832

Textiles, Apparel & Luxury Goods (5.7%)
Carter's, Inc.	55,000	3,967
Hanesbrands, Inc.	148,500	12,597
Kate Spade & Co. *	310,500	11,306
Michael Kors Holdings Ltd. *	79,500	7,503
PVH Corp.	73,500	9,675
Under Armour, Inc. Class A *	200,000	10,158
		55,206
Trading Companies & Distributors (1.8%)
Fastenal Co.	120,000	5,850
United Rentals, Inc. *	114,000	11,520
		17,370
Wireless Telecommunication Services (2.0%)
SBA Communications Corp. Class A *	190,000	19,285

Total Common Stocks (Cost $684,200)		943,814

Short-Term Investments (3.6%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $34,566)	34,565,767	34,566

Total Investments## (100.2%) (Cost $718,766)		978,380

Liabilities, less cash, receivables and other assets [(0.2%)]		(1,708)

Total Net Assets (100.0%)		$ 976,672

See Notes to Schedule of Investments

MAY 31, 2014

Schedule of Investments Mid Cap Intrinsic Value Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (97.0%)

Aerospace & Defense (6.8%)
General Dynamics Corp.	19,850	2,345
Spirit Aerosystems Holdings, Inc. Class A *	46,400	1,505
Textron, Inc.	38,300	1,502
		5,352
Auto Components (2.9%)
Lear Corp.	15,700	1,383
TRW Automotive Holdings Corp. *	10,100	857
		2,240
Banks (7.4%)
BankUnited, Inc.	37,800	1,230
BB&T Corp.	25,800	978
Comerica, Inc.	26,200	1,257
Huntington Bancshares, Inc.	118,700	1,100
M&T Bank Corp.	10,200	1,238
		5,803
Capital Markets (1.7%)
State Street Corp.	20,800	1,358

Chemicals (2.6%)
Ashland, Inc.	19,800	2,039

Commercial Services & Supplies (8.2%)
ADT Corp.	81,200	2,614
Covanta Holding Corp.	85,800	1,638
Republic Services, Inc.	25,900	917
Tyco International Ltd.	28,800	1,257
		6,426
Construction & Engineering (1.5%)
KBR, Inc.	49,200	1,195

Containers & Packaging (0.3%)
Avery Dennison Corp.	5,100	259

Electric Utilities (3.3%)
Edison International	28,700	1,583
Pinnacle West Capital Corp.	18,700	1,036
		2,619
Electrical Equipment (1.0%)
Regal-Beloit Corp.	10,500	801

Electronic Equipment, Instruments & Components (2.9%)
Dolby Laboratories, Inc. Class A *	18,500	768
Flextronics International Ltd. *	144,100	1,466
		2,234
Energy Equipment & Services (2.0%)
Cameron International Corp. *	24,000	1,535

Food & Staples Retailing (3.2%)
CVS Caremark Corp.	22,400	1,754
Safeway, Inc.	21,100	725
		2,479
Health Care Equipment & Supplies (2.9%)
Covidien PLC	11,100	812
Zimmer Holdings, Inc.	14,300	1,492
		2,304
Health Care Providers & Services (2.5%)
Cardinal Health, Inc.	11,300	798
Omnicare, Inc.	17,700	1,125
		1,923
Hotels, Restaurants & Leisure (2.0%)
Darden Restaurants, Inc.	31,900	1,599

Independent Power and Renewable Electricity Producers (2.3%)
AES Corp.	127,800	1,802

IT Services (6.1%)
Amdocs Ltd.	39,300	1,891
Teradata Corp. *	36,300	1,524
Western Union Co.	82,100	1,328
		4,743
Machinery (2.1%)
Valmont Industries, Inc.	10,800	1,673

Multi-Utilities (1.8%)
CenterPoint Energy, Inc.	59,400	1,433

Multiline Retail (1.7%)
Kohl's Corp.	25,000	1,361

Oil, Gas & Consumable Fuels (4.3%)
Devon Energy Corp.	29,000	2,143
Energy Transfer Partners L.P.	8,325	469
Southwestern Energy Co. *	16,400	746
		3,358
Personal Products (1.5%)
Elizabeth Arden, Inc. *	41,900	1,137

Real Estate Investment Trusts (5.9%)
Corrections Corporation of America	61,804	2,011
Starwood Property Trust, Inc.	73,800	1,800
Starwood Waypoint Residential Trust *	28,260	771
		4,582
Road & Rail (2.2%)
Hertz Global Holdings, Inc. *	57,300	1,691

Semiconductors & Semiconductor Equipment (2.5%)
Skyworks Solutions, Inc.	44,500	1,927

Software (6.8%)
Cadence Design Systems, Inc. *	56,100	936
Check Point Software Technologies Ltd. *	21,500	1,387
Nuance Communications, Inc. *	110,600	1,790
Symantec Corp.	55,400	1,218
		5,331
Specialty Retail (7.7%)
Bed Bath & Beyond, Inc. *	17,100	1,040
Best Buy Co., Inc.	58,500	1,618
Express, Inc. *	79,200	999
Office Depot, Inc. *	318,000	1,628
Select Comfort Corp. *	40,600	753
		6,038
Thrifts & Mortgage Finance (0.9%)
People's United Financial, Inc.	51,300	737

Total Common Stocks (Cost $60,539)		75,979

Short-Term Investments (3.0%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $2,356)	2,355,813	2,356

Total Investments## (100.0%) (Cost $62,895)		78,335

Liabilities, less cash, receivables and other assets [(0.0%)]		(13)

Total Net Assets (100.0%)		$ 78,322

See Notes to Schedule of Investments

MAY 31, 2014

Schedule of Investments Multi-Cap Opportunities Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (97.7%)

Aerospace & Defense (4.8%)
Boeing Co.	655,000	88,589
Raytheon Co.	370,000	36,101
		124,690
Banks (5.5%)
JPMorgan Chase & Co.	1,615,000	89,745
Wells Fargo & Co.	1,010,000	51,288
		141,033
Chemicals (1.4%)
Methanex Corp.	25,000	1,428
Scotts Miracle-Gro Co. Class A	575,000	34,471
		35,899
Commercial Services & Supplies (1.0%)
Covanta Holding Corp.	1,350,000	25,772

Containers & Packaging (2.1%)
Sealed Air Corp.	1,675,000	55,158

Diversified Financial Services (5.8%)
Berkshire Hathaway, Inc. Class B *	680,000	87,271
Intercontinental Exchange Group, Inc.	320,000	62,848
		150,119
Electrical Equipment (2.6%)
ABB Ltd. ADR *	1,935,000	45,937
Rockwell Automation, Inc.	185,000	22,400
		68,337
Energy Equipment & Services (3.2%)
Schlumberger Ltd.	805,000	83,752

Food Products (5.4%)
ConAgra Foods, Inc.	1,670,000	53,941
Kraft Foods Group, Inc.	680,000	40,433
Mondelez International, Inc. Class A	1,180,000	44,391
		138,765
Gas Utilities (1.8%)
National Fuel Gas Co.	615,000	46,125

Health Care Equipment & Supplies (1.7%)
Hill-Rom Holdings, Inc.	1,120,000	44,453

Health Care Providers & Services (10.4%)
Aetna, Inc.	925,000	71,734
Cardinal Health, Inc.	1,160,000	81,931
HCA Holdings, Inc. *	1,565,000	82,929
Henry Schein, Inc. *	275,000	32,904
		269,498
Hotels, Restaurants & Leisure (5.1%)
Hyatt Hotels Corp. Class A *	1,180,000	72,169
SeaWorld Entertainment, Inc.	1,925,000	58,751
		130,920
Household Products (2.1%)
Procter & Gamble Co.	675,000	54,533

Industrial Conglomerates (2.9%)
3M Co.	520,000	74,126

Internet Software & Services (3.0%)
eBay, Inc. *	1,550,000	78,631

Leisure Products (2.1%)
Mattel, Inc.	1,425,000	55,333

Machinery (2.1%)
Stanley Black & Decker, Inc.	630,000	55,062

Media (4.6%)
Omnicom Group, Inc.	1,070,000	76,131
Twenty-First Century Fox, Inc. Class A	1,230,000	43,554
		119,685
Metals & Mining (2.9%)
Carpenter Technology Corp.	1,190,000	74,363

Oil, Gas & Consumable Fuels (5.8%)
Cenovus Energy, Inc.	2,320,000	69,113
Range Resources Corp.	880,000	81,796
		150,909
Pharmaceuticals (2.9%)
Pfizer, Inc.	2,530,000	74,964

Professional Services (2.3%)
Nielsen NV	1,220,000	58,877

Road & Rail (5.6%)
CSX Corp.	2,295,000	67,473
Hertz Global Holdings, Inc. *	2,600,000	76,752
		144,225
Software (4.9%)
Activision Blizzard, Inc.	2,815,000	58,495
Microsoft Corp.	1,670,000	68,370
		126,865
Specialty Retail (2.1%)
Bed Bath & Beyond, Inc. *	875,000	53,244

Technology Hardware, Storage & Peripherals (1.9%)
Apple, Inc.	76,500	48,424

Textiles, Apparel & Luxury Goods (1.7%)
Hanesbrands, Inc.	530,000	44,960

Total Common Stocks (Cost $2,045,789)		2,528,722

Short-Term Investments (2.1%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $53,906)	53,905,845	53,906

Total Investments## (99.8%) (Cost $2,099,695)		2,582,628

Cash, receivables and other assets, less liabilities (0.2%)		4,603

Total Net Assets (100.0%)		$ 2,587,231

See Notes to Schedule of Investments

MAY 31, 2014

Schedule of Investments Real Estate Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (99.1%)

Apartments (12.8%)
AvalonBay Communities, Inc.	326,792	46,352
Camden Property Trust	264,198	18,557
Equity Residential	803,000	49,626
Post Properties, Inc.	302,400	15,468
		130,003
Diversified (8.4%)
American Homes 4 Rent Class A	1,325,400	23,354
American Residential Properties, Inc. ñ*	595,350	10,895
American Residential Properties, Inc. *	252,200	4,615
QTS Realty Trust, Inc. Class A	360,104	10,479
Vornado Realty Trust	341,223	36,538
		85,881
Freestanding (1.0%)
National Retail Properties, Inc.	284,100	9,938

Health Care (8.6%)
HCP, Inc.	438,800	18,320
Health Care REIT, Inc.	278,240	17,593
OMEGA Healthcare Investors, Inc.	227,900	8,407
Ventas, Inc.	648,330	43,309
		87,629
Home Financing (1.9%)
Altisource Residential Corp.	681,551	19,008

Hotels, Restaurants & Leisure (1.0%)
Starwood Hotels & Resorts Worldwide, Inc.	126,900	10,133

Household Durables (1.4%)
TRI Pointe Homes, Inc. *	952,380	14,524

Industrial (6.0%)
EastGroup Properties, Inc.	244,300	15,552
Prologis, Inc.	830,238	34,463
Terreno Realty Corp.	572,400	11,105
		61,120
Infrastructure (6.5%)
American Tower Corp.	739,400	66,272

Lodging/Resorts (6.2%)
Host Hotels & Resorts, Inc.	1,512,843	33,388
LaSalle Hotel Properties	570,100	18,808
Sunstone Hotel Investors, Inc.	722,300	10,611
		62,807
Office (10.3%)
Alexandria Real Estate Equities, Inc.	134,600	10,242
Boston Properties, Inc.	423,084	51,058
Douglas Emmett, Inc.	786,625	22,332
SL Green Realty Corp.	198,015	21,680
		105,312
Real Estate Management & Development (4.1%)
Brookfield Asset Management, Inc. Class A	507,277	21,833
Forest City Enterprises, Inc. Class A *	1,037,079	19,736
		41,569
Regional Malls (15.2%)
CBL & Associates Properties, Inc.	1,023,197	19,257
General Growth Properties, Inc.	1,101,432	26,247
Simon Property Group, Inc.	619,748	103,163
Washington Prime Group, Inc. *	309,874	6,163
		154,830
Self Storage (3.6%)
Public Storage	213,900	36,872

Shopping Centers (7.2%)
DDR Corp.	1,202,150	20,809
Federal Realty Investment Trust	181,900	21,741
Regency Centers Corp.	341,757	18,250
Urstadt Biddle Properties, Inc. Class A	590,769	12,241
		73,041
Timber (4.9%)
Plum Creek Timber Co., Inc	337,200	15,207
Weyerhaeuser Co.	1,123,098	35,288
		50,495
Total Common Stocks (Cost $882,180)		1,009,434

Short-Term Investments (1.2%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $12,751)	12,751,348	12,751

Total Investments## (100.3%) (Cost $894,931)		1,022,185

Liabilities, less cash, receivables and other assets [(0.3%)]		(3,542)

Total Net Assets (100.0%)		$ 1,018,643

See Notes to Schedule of Investments

MAY 31, 2014

Schedule of Investments Select Equities Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (92.5%)

Aerospace & Defense (3.7%)
Boeing Co.	26,703	3,612

Auto Components (7.5%)
BorgWarner, Inc.	47,884	3,011
Delphi Automotive PLC	62,742	4,333
		7,344
Automobiles (3.0%)
General Motors Co.	84,081	2,908

Capital Markets (8.6%)
BlackRock, Inc.	11,283	3,440
Invesco Ltd.	134,024	4,919
		8,359
Health Care Providers & Services (3.2%)
Express Scripts Holding Co. *	43,854	3,134

Independent Power and Renewable Electricity Producers (5.3%)
Calpine Corp. *	222,814	5,196

Internet & Catalog Retail (3.7%)
Amazon.com, Inc. *	11,413	3,567

Internet Software & Services (2.9%)
eBay, Inc. *	55,461	2,814

IT Services (3.6%)
Visa, Inc. Class A	16,442	3,532

Media (4.5%)
Tribune Co. *	56,128	4,445

Oil, Gas & Consumable Fuels (13.9%)
Antero Resources Corp. *	49,421	3,039
Enbridge Energy Management LLC *	110,604	3,299
Pioneer Natural Resources Co.	14,641	3,077
Range Resources Corp.	45,312	4,212
		13,627
Professional Services (13.7%)
IHS, Inc. Class A *	42,564	5,359
Nielsen NV	106,414	5,136
Verisk Analytics, Inc. Class A *	49,567	2,934
		13,429
Real Estate Investment Trusts (6.3%)
American Tower Corp.	68,158	6,109

Road & Rail (5.5%)
J.B. Hunt Transport Services, Inc.	41,563	3,228
Kansas City Southern	20,217	2,174
		5,402
Software (4.3%)
Intuit, Inc.	52,946	4,198

Trading Companies & Distributors (2.8%)
United Rentals, Inc. *	26,934	2,722

Total Common Stocks (Cost $75,678)		90,398

Short-Term Investments (7.7%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $7,554)	7,554,302	7,554

Total Investments## (100.2%) (Cost $83,232)		97,952

Liabilities, less cash, receivables and other assets [(0.2%)]		(154)

Total Net Assets (100.0%)		$97,798

See Notes to Schedule of Investments

MAY 31, 2014

Schedule of Investments Small Cap Growth Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (97.9%)

Aerospace & Defense (4.0%)
Curtiss-Wright Corp.	15,900	1,059
HEICO Corp.	23,137	1,205
Kratos Defense & Security Solutions, Inc. *	140,600	1,197
		3,461
Auto Components (3.9%)
Dorman Products, Inc. *	20,400	1,084
Gentherm, Inc. *	30,300	1,246
Motorcar Parts of America, Inc. *	43,100	1,027
		3,357
Banks (3.3%)
First Financial Holdings, Inc.	14,800	871
First NBC Bank Holding Co. *	34,400	1,166
Home BancShares, Inc.	28,000	855
		2,892
Biotechnology (1.5%)
Dynavax Technologies Corp. *	254,600	367
Novavax, Inc. *	102,700	484
Rigel Pharmaceuticals, Inc. *	141,500	465
		1,316
Capital Markets (2.2%)
Evercore Partners, Inc. Class A	15,800	869
Marcus & Millichap, Inc. *	51,100	1,040
		1,909
Chemicals (1.9%)
PolyOne Corp.	41,900	1,681

Communications Equipment (1.4%)
Arris Group, Inc. *	35,400	1,172

Containers & Packaging (1.9%)
Graphic Packaging Holding Co. *	148,500	1,632

Diversified Consumer Services (1.2%)
Bright Horizons Family Solutions, Inc. *	27,400	1,068

Electrical Equipment (1.0%)
Acuity Brands, Inc.	6,800	853

Electronic Equipment, Instruments & Components (2.2%)
Belden, Inc.	11,700	842
Measurement Specialties, Inc. *	16,800	1,068
		1,910
Food & Staples Retailing (0.8%)
PriceSmart, Inc.	7,900	724

Food Products (2.6%)
Hain Celestial Group, Inc. *	12,800	1,161
Inventure Foods, Inc. *	86,700	1,067
		2,228
Health Care Equipment & Supplies (5.1%)
Novadaq Technologies, Inc. *	74,100	1,080
Spectranetics Corp. *	42,700	915
Tornier NV *	59,400	1,278
Wright Medical Group, Inc. *	37,900	1,152
		4,425
Health Care Providers & Services (4.0%)
Acadia Healthcare Co., Inc. *	29,295	1,249
Air Methods Corp. *	24,500	1,181
LifePoint Hospitals, Inc. *	17,000	1,041
		3,471
Hotels, Restaurants & Leisure (2.1%)
Brinker International, Inc.	18,100	899
Orient-Express Hotels Ltd. Class A *	67,100	882
		1,781
Internet & Catalog Retail (0.9%)
HomeAway, Inc. *	24,400	751

Internet Software & Services (5.6%)
Constant Contact, Inc. *	40,700	1,202
Cornerstone OnDemand, Inc. *	33,400	1,343
CoStar Group, Inc. *	6,800	1,078
Demandware, Inc. *	20,100	1,224
		4,847
IT Services (3.0%)
iGATE Corp. *	37,100	1,294
WEX, Inc. *	14,000	1,348
		2,642
Life Sciences Tools & Services (1.1%)
Techne Corp.	11,300	992

Media (1.4%)
Rentrak Corp. *	22,800	1,178

Multiline Retail (1.6%)
Tuesday Morning Corp. *	87,100	1,408

Oil, Gas & Consumable Fuels (6.6%)
Carrizo Oil & Gas, Inc. *	24,100	1,385
Kodiak Oil & Gas Corp. *	92,200	1,174
Sanchez Energy Corp. *	46,700	1,608
Synergy Resources Corp. *	129,100	1,515
		5,682
Paper & Forest Products (1.0%)
KapStone Paper and Packaging Corp. *	29,900	869

Pharmaceuticals (8.1%)
Akorn, Inc. *	52,200	1,460
Auxilium Pharmaceuticals, Inc. *	40,200	900
Depomed, Inc. *	133,500	1,593
Flamel Technologies SA ADR *	65,500	732
Horizon Pharma, Inc. *	79,100	1,122
Pacira Pharmaceuticals, Inc. *	15,500	1,203
		7,010
Professional Services (3.0%)
Korn/Ferry International *	35,700	1,084
On Assignment, Inc. *	43,300	1,526
		2,610
Road & Rail (3.5%)
Old Dominion Freight Line, Inc. *	21,671	1,386
Saia, Inc. *	37,500	1,634
		3,020
Semiconductors & Semiconductor Equipment (6.5%)
Cavium, Inc. *	37,500	1,837
International Rectifier Corp. *	45,100	1,209
Microsemi Corp. *	43,800	1,066
Monolithic Power Systems, Inc. *	37,900	1,489
		5,601
Software (7.1%)
Aspen Technology, Inc. *	38,600	1,659
NetScout Systems, Inc. *	32,600	1,267
PTC, Inc. *	36,300	1,336
Ultimate Software Group, Inc. *	14,700	1,869
		6,131
Specialty Retail (1.6%)
Lithia Motors, Inc. Class A	17,500	1,372

Textiles, Apparel & Luxury Goods (4.1%)
G-III Apparel Group Ltd. *	11,700	858
Kate Spade & Co. *	49,100	1,788
Oxford Industries, Inc.	14,000	895
		3,541
Trading Companies & Distributors (3.7%)
Air Lease Corp.	40,100	1,655
Watsco, Inc.	15,000	1,509
		3,164
Total Common Stocks (Cost $81,210)		84,698

Short-Term Investments (1.9%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $1,682)	1,681,545	1,682

Total Investments## (99.8%) (Cost $82,892)		86,380

Cash, receivables and other assets, less liabilities (0.2%)		151

Total Net Assets (100.0%)		$86,531

See Notes to Schedule of Investments

MAY 31, 2014

Schedule of Investments Socially Responsive Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (97.2%)

Airlines (1.9%)
Ryanair Holdings PLC ADR *	788,614	44,841

Auto Components (1.5%)
BorgWarner, Inc.	560,683	35,261

Banks (3.0%)
U.S. Bancorp	1,738,791	73,360

Capital Markets (1.9%)
Lazard Ltd. Class A	925,599	46,743

Commercial Services & Supplies (1.2%)
Herman Miller, Inc.	899,678	28,133

Consumer Finance (4.8%)
American Express Co.	1,263,048	115,569

Diversified Financial Services (3.0%)
Intercontinental Exchange Group, Inc.	369,442	72,558

Diversified Telecommunication Services (1.4%)
tw telecom, Inc. *	1,011,548	33,169

Energy Equipment & Services (2.7%)
Schlumberger Ltd.	619,880	64,492

Food & Staples Retailing (2.5%)
Costco Wholesale Corp.	514,735	59,720

Food Products (6.2%)
J.M. Smucker Co.	599,420	61,501
Unilever NV	1,996,572	86,671
		148,172
Health Care Equipment & Supplies (8.0%)
Abbott Laboratories	1,324,342	52,987
Becton, Dickinson & Co.	590,118	69,457
Covidien PLC	962,486	70,367
		192,811
Household Durables (5.0%)
Newell Rubbermaid, Inc.	4,085,114	119,612

Household Products (2.3%)
Procter & Gamble Co.	696,849	56,298

Industrial Conglomerates (7.9%)
3M Co.	592,970	84,528
Danaher Corp.	1,336,862	104,850
		189,378
Industrial Gases (1.9%)
Praxair, Inc.	352,975	46,677

Insurance (3.1%)
Progressive Corp.	2,973,576	74,429

Internet Software & Services (2.9%)
eBay, Inc. *	1,377,285	69,870

IT Services (1.3%)
MasterCard, Inc. Class A	419,289	32,055

Media (1.2%)
Scripps Networks Interactive, Inc. Class A	376,225	28,766

Metals & Mining (1.9%)
Nucor Corp.	889,937	45,057

Oil, Gas & Consumable Fuels (4.1%)
Cimarex Energy Co.	181,882	23,487
Noble Energy, Inc.	1,051,591	75,788
		99,275
Pharmaceuticals (5.0%)
Roche Holding AG	235,230	69,216
Sanofi ADR	949,580	50,613
		119,829
Professional Services (3.0%)
Robert Half International, Inc.	1,596,699	72,794

Road & Rail (2.1%)
J.B. Hunt Transport Services, Inc.	634,771	49,296

Semiconductors & Semiconductor Equipment (7.5%)
Microchip Technology, Inc.	1,307,600	62,242
Texas Instruments, Inc.	2,507,446	117,800
		180,042
Software (3.3%)
Intuit, Inc.	1,013,459	80,357

Specialty Chemicals (0.9%)
Novozymes A/S B Shares	442,723	21,701

Specialty Retail (4.3%)
O'Reilly Automotive, Inc. *	231,721	34,283
TJX Cos., Inc.	1,279,689	69,679
		103,962
Trading Companies & Distributors (1.4%)
W.W. Grainger, Inc.	132,521	34,239

Total Common Stocks (Cost $1,753,831)		2,338,466

Short-Term Investments (3.2%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $76,707)	76,707,492	76,707

	Principal Amount ($)	Value† ($000's)z

Certificates of Deposit (0.0%)
Carver Federal Savings Bank Self Help Credit Union, 0.02%, due 6/24/14	100,000	100
Self Help Credit Union, 0.25%, due 7/18/14	250,000	250
Self Help Credit Union, 0.25%, due 8/16/14	250,000	250

Total Certificates of Deposit# (Cost $600)		600

Total Investments## (100.4%) (Cost $1,831,138)		2,415,773

Liabilities, less cash, receivables and other assets [(0.4%)]		(8,433)

Total Net Assets (100.0%)		$ 2,407,340

See Notes to Schedule of Investments

MAY 31, 2014

Schedule of Investments Value Fund
(Unaudited)

	Number of Shares	Value† ($000's)z

Common Stocks (90.7%)

Aerospace & Defense (0.7%)
Northrop Grumman Corp.	1,012	123

Airlines (5.2%)
American Airlines Group, Inc. *	12,307	494
Delta Air Lines, Inc.	2,265	91
United Continental Holdings, Inc. *	7,962	353
		938
Auto Components (0.5%)
BorgWarner, Inc.	1,416	89

Banks (11.8%)
Citigroup, Inc.	5,931	282
Comerica, Inc.	6,090	292
JPMorgan Chase & Co.	9,319	518
M&T Bank Corp.	1,055	128
PNC Financial Services Group, Inc.	3,453	295
Regions Financial Corp.	9,940	101
Sumitomo Mitsui Financial Group, Inc. ADR	25,536	209
Wells Fargo & Co.	5,576	283
		2,108
Capital Markets (7.1%)
Bank of New York Mellon Corp.	18,040	623
Goldman Sachs Group, Inc.	2,115	338
Invesco Ltd.	7,321	269
Morgan Stanley	1,341	41
		1,271
Chemicals (5.3%)
Dow Chemical Co.	5,801	302
LyondellBasell Industries NV Class A	3,699	368
Monsanto Co.	1,517	185
Mosaic Co.	1,696	85
		940
Communications Equipment (3.7%)
Cisco Systems, Inc.	26,680	657

Construction & Engineering (0.4%)
Fluor Corp.	1,024	77

Containers & Packaging (0.4%)
Crown Holdings, Inc. *	1,326	65

Diversified Financial Services (2.0%)
CME Group, Inc.	5,025	362

Electric Utilities (0.4%)
NextEra Energy, Inc.	678	66

Electrical Equipment (1.9%)
Eaton Corp. PLC	4,689	346

Electronic Equipment, Instruments & Components (0.8%)
Corning, Inc.	6,584	140

Energy Equipment & Services (2.4%)
Halliburton Co.	2,052	133
McDermott International, Inc. *	28,593	208
Rowan Cos. PLC Class A	1,791	55
Schlumberger Ltd.	332	34
		430
Food Products (2.5%)
Archer-Daniels-Midland Co.	2,931	131
Kraft Foods Group, Inc.	1,847	110
WhiteWave Foods Co. Class A *	6,506	205
		446
Health Care Equipment & Supplies (3.0%)
Boston Scientific Corp. *	16,350	210
Covidien PLC	3,750	274
Hologic, Inc. *	2,224	54
		538
Health Care Providers & Services (2.7%)
Aetna, Inc.	1,969	153
UnitedHealth Group, Inc.	4,139	329
		482
Hotels, Restaurants & Leisure (2.4%)
Carnival Corp.	10,758	431

Household Products (0.9%)
Procter & Gamble Co.	1,904	154

Independent Power and Renewable Electricity Producers (0.9%)
Calpine Corp. *	6,826	159

Industrial Conglomerates (0.0%)
General Electric Co.	216	6

Insurance (3.5%)
Lincoln National Corp.	10,241	491
MetLife, Inc.	2,680	137
		628
Machinery (8.9%)
Caterpillar, Inc.	1,644	168
Cummins, Inc.	2,315	354
Joy Global, Inc.	5,804	332
Kubota Corp. ADR	3,315	227
Pall Corp.	2,719	230
Terex Corp.	7,345	282
		1,593
Metals & Mining (3.8%)
Carpenter Technology Corp.	2,916	182
Newmont Mining Corp.	9,446	216
Nucor Corp.	2,206	112
United States Steel Corp.	7,338	169
		679
Multi-Utilities (0.4%)
Dominion Resources, Inc.	985	68

Multiline Retail (1.8%)
JC Penney Co., Inc. *	9,908	89
Target Corp.	4,078	232
		321
Oil, Gas & Consumable Fuels (4.9%)
Antero Resources Corp. *	3,799	234
Apache Corp.	477	45
Arch Coal, Inc.	24,937	89
Devon Energy Corp.	598	44
Noble Energy, Inc.	1,226	88
Occidental Petroleum Corp.	2,259	225
Range Resources Corp.	1,725	160
		885
Pharmaceuticals (5.6%)
Eli Lilly & Co.	3,466	208
Johnson & Johnson	3,483	353
Merck & Co., Inc.	5,217	302
Teva Pharmaceutical Industries Ltd. ADR	2,616	132
		995
Semiconductors & Semiconductor Equipment (2.7%)
Altera Corp.	3,516	116
Intel Corp.	13,165	360
		476
Software (1.4%)
Microsoft Corp.	6,370	261

Technology Hardware, Storage & Peripherals (2.7%)
EMC Corp.	6,973	185
SanDisk Corp.	3,103	300
		485
Total Common Stocks (Cost $14,962)		16,219

Exchange Traded Funds (1.6%)
ProShares UltraPro Short S&P 500 * (Cost $320)	5,646	286

Short-Term Investments (7.5%)
State Street Institutional Treasury Money Market Fund Institutional Class (Cost $1,329)	1,328,965	1,329

Total Investments## (99.8%) (Cost $16,611)		17,834

Cash, receivables and other assets, less liabilities (0.2%)		42

Total Net Assets (100.0%)		$ 17,876

See Notes to Schedule of Investments

May 31, 2014 (Unaudited)
Notes to Schedule of Investments

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Emerging Markets Equity Fund (“Emerging Markets Equity”), Neuberger Berman Equity Income Fund (“Equity Income”), Neuberger Berman Focus Fund (“Focus”), Neuberger Berman Genesis Fund (“Genesis”), Neuberger Berman Global Equity Fund (“Global Equity”), Neuberger Berman Global Thematic Opportunities Fund (“Global Thematic Opportunities”), Neuberger Berman Greater China Equity Fund ("Greater China Equity"), Neuberger Berman Guardian Fund (“Guardian”), Neuberger Berman International Equity Fund (“International Equity”), Neuberger Berman International Select Fund (“International Select”) (formerly, Neuberger Berman International Large Cap Fund), Neuberger Berman Intrinsic Value Fund (“Intrinsic Value”), Neuberger Berman Large Cap Disciplined Growth Fund (“Large Cap Disciplined Growth”), Neuberger Berman Large Cap Value Fund (“Large Cap Value”), Neuberger Berman Mid Cap Growth Fund (“Mid Cap Growth”), Neuberger Berman Mid Cap Intrinsic Value Fund (“Mid Cap Intrinsic Value”), Neuberger Berman Multi-Cap Opportunities Fund (“Multi-Cap Opportunities”), Neuberger Berman Real Estate Fund (“Real Estate”), Neuberger Berman Select Equities Fund (“Select Equities”), Neuberger Berman Small Cap Growth Fund (“Small Cap Growth”), Neuberger Berman Socially Responsive Fund (“Socially Responsive”) and Neuberger Berman Value Fund (“Value”), (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	•	Level 1 – quoted prices in active markets for identical investments
	•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, exchange traded funds, convertible preferred stocks and written option contracts, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.

The value of the Funds’ investments in convertible bonds is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs).

Other Level 2 inputs used by an independent pricing service to value convertible bonds generally include underlying stock data, dealer quotes, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

The value of participatory notes is determined by Management by obtaining valuations from an independent pricing service based on the underlying equity security and applicable exchange rate.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit are valued at amortized cost.

Investments in investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the applicable Fund seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Equity Funds’ Board of Trustees (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of May 31, 2014:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3	Total
Emerging Markets Equity
Investments:
Common Stocks§
Qatar	$-	$8,303	$-	$8,303
Russia	13,567	17,054	-	30,621
Thailand	-	7,853	-	7,853
Other Common Stocksß	516,764	-	-	516,764
Total Common Stocks	530,331	33,210	-	563,541
Short-Term Investments	-	14,586	-	14,586
Total Investments	530,331	47,796	-	578,127
Equity Income
Investments:
Common Stocks§	2,314,233	-	-	2,314,233
Convertible Bonds	-	74,761	-	74,761
Short-Term Investments	-	20,780	-	20,780
Total Investments	2,314,233	95,541	-	2,409,774
Focus
Investments:
Common Stocks§	790,384	-	-	790,384

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Short-Term Investments	-	31,409	-	31,409
Total Investments	790,384	31,409	-	821,793
Genesis
Investments:
Common Stocks§	$13,663,860	$-	$-	$13,663,860
Short-Term Investments	-	453,664	-	453,664
Total Investments	13,663,860	453,664	-	14,117,524
Global Equity
Investments:
Common Stocks§
Israel	592	467	-	1,059
Other Common Stocksß	36,404	-	-	36,404
Total Common Stocks	36,996	467	-	37,463
Short-Term Investments	-	1,561	-	1,561
Total Investments	36,996	2,028	-	39,024
Global Thematic Opportunities
Investments:
Common Stocks§	80,670	-	-	80,670
Short-Term Investments	-	3,208	-	3,208
Total Investments	80,670	3,208	-	83,878
Greater China Equity
Investments:
Common Stocks§	39,157	-	-	39,157
Participatory Notes§	14,035	-	-	14,035
Short-Term Investments	-	294	-	294
Total Investments	53,192	294	-	53,486
Guardian
Investments:
Common Stocks§	1,448,950	-	-	1,448,950
Short-Term Investments	-	15,910	-	15,910
Total Investments	1,448,950	15,910	-	1,464,860
International Equity
Investments:
Common Stocks§
Denmark	-	13,865	-	13,865
Israel	20,234	13,879	-	34,113
Other Common Stocksß	1,060,278	-	-	1,060,278
Total Common Stocks	1,080,512	27,744	-	1,108,256
Short-Term Investments	-	35,847	-	35,847
Total Investments	1,080,512	63,591	-	1,144,103
International Select
Investments:
Common Stocks§
Denmark	-	3,219	-	3,219
Israel	5,526	4,064	-	9,590
Other Common Stocksß	254,664	-	-	254,664
Total Common Stocks	260,190	7,283	-	267,473
Short-Term Investments	-	9,339	-	9,339
Total Investments	260,190	16,622	-	276,812
Intrinsic Value
Investments:
Common Stocks§	257,451	-	-	257,451
Short-Term Investments	-	12,237	-	12,237
Total Investments	257,451	12,237	-	269,688
Large Cap Disciplined Growth
Investments:
Common Stocks§	241,698	-	-	241,698
Short-Term Investments	-	10,130	-	10,130
Total Investments	241,698	10,130	-	251,828
Large Cap Value
Investments:

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Common Stocks§	$1,568,420	$-	$-	$1,568,420
Exchange Traded Funds	30,467	-	-	30,467
Short-Term Investments	-	108,151	-	108,151
Total Investments	1,598,887	108,151	-	1,707,038
Mid Cap Growth
Investments:
Common Stocks§	943,814	-	-	943,814
Short-Term Investments	-	34,566	-	34,566
Total Investments	943,814	34,566	-	978,380
Mid Cap Intrinsic Value
Investments:
Common Stocks§	75,979	-	-	75,979
Short-Term Investments	-	2,356	-	2,356
Total Investments	75,979	2,356	-	78,335
Multi-Cap Opportunities
Investments:
Common Stocks§	2,528,722	-	-	2,528,722
Short-Term Investments	-	53,906	-	53,906
Total Investments	2,528,722	53,906	-	2,582,628
Real Estate
Investments:
Common Stocks§	1,009,434	-	-	1,009,434
Short-Term Investments	-	12,751	-	12,751
Total Investments	1,009,434	12,751	-	1,022,185
Select Equities
Investments:
Common Stocks§	90,398	-	-	90,398
Short-Term Investments	-	7,554	-	7,554
Total Investments	90,398	7,554	-	97,952
Small Cap Growth
Investments:
Common Stocks§	84,698	-	-	84,698
Short-Term Investments	-	1,682	-	1,682
Total Investments	84,698	1,682	-	86,380
Socially Responsive
Investments:
Common Stocks
Specialty Chemicals	-	21,701	-	21,701
Other Common Stocks§ß	2,316,765	-	-	2,316,765
Total Common Stocks	2,316,765	21,701	-	2,338,466
Short-Term Investments	-	76,707	-	76,707
Certificates of Deposit	-	600	-	600
Total Investments	2,316,765	99,008	-	2,415,773
Value
Investments:
Common Stocks§	16,219	-	-	16,219
Exchange Traded Funds	286	-	-	286
Short-Term Investments	-	1,329	-	1,329
Total Investments	16,505	1,329	-	17,834

§	The Schedule of Investments (and Summary Schedule of Investments by Industry for the global/international funds) provide information on the industry for the portfolio.

ß	Represents a geographic location and/or industry where all securities were Level 1 securities. Please refer to the Schedule of Investments for additional information.

As of the period ending May 31, 2014, certain securities were transferred from one level to another based on beginning of period market values as of August 31, 2013. Approximately $11,966,000, $11,431,000, $3,389,000 and $17,479,000 were transferred from Level 1 to Level 2 for Emerging Markets Equity, International Equity, International Select and Socially Responsive, respectively. Interactive provided adjusted prices for these securities as of May 31, 2014, as stated in the description of the valuation methods of foreign equity securities in footnote † above. In addition, approximately $161,923,000, $117,283,000,

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

$1,978,000, $8,096,000, $24,623,000, $187,659,000, $43,975,000 and $10,157,000 was transferred from Level 2 to Level 1 for Emerging Markets Equity, Equity Income, Global Equity, Global Thematic Opportunities, Greater China Equity, International Equity, International Select and Real Estate, respectively, due to active market activity on recognized exchanges as of May 31, 2014. These securities had been categorized as Level 2 as of August 31, 2013, due to foreign exchanges having been closed and, therefore, no prices having been readily available for the securities as of that date.

Liability Valuation Inputs

The following is a summary, categorized by Level, of inputs used to value the Fund’s derivatives as of May 31, 2014:
(000’s omitted)	Level 1	Level 2	Level 3	Total
Equity Income

Option Contracts	$(1,656)	$-	$-	$(1,656)

#	At cost, which approximates market value.

##	At May 31, 2014, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Equity	$528,846	$77,477	$28,196	$49,281
Equity Income	2,117,029	326,671	33,926	292,745
Focus	668,552	158,357	5,116	153,241
Genesis	7,898,039	6,288,369	68,884	6,219,485
Global Equity	34,555	4,840	371	4,469
Global Thematic Opportunities	71,593	14,092	1,807	12,285
Greater China Equity	53,771	2,668	2,953	(285)
Guardian	1,076,201	391,163	2,504	388,659
International Equity	950,993	204,720	11,610	193,110
International Select	221,821	57,617	2,626	54,991
Intrinsic Value	205,182	71,631	7,125	64,506
Large Cap Disciplined Growth	208,377	46,063	2,612	43,451
Large Cap Value	1,493,933	231,416	18,311	213,105
Mid Cap Growth	718,920	269,077	9,617	259,460
Mid Cap Intrinsic Value	62,858	16,676	1,199	15,477
Multi-Cap Opportunities	2,101,118	489,377	7,867	481,510
Real Estate	897,027	132,305	7,147	125,158
Select Equities	83,238	15,052	338	14,714
Small Cap Growth	83,259	5,605	2,484	3,121
Socially Responsive	1,830,538	588,064	2,829	585,235
Value	16,641	1,413	220	1,193

*	Security did not produce income during the last twelve months.

‡‡	At May 31, 2014, Equity Income had outstanding call and put options written as follows:

Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Optionsµ
Chevron Corp., Call	500	135	December 2014	$(39,000)
Deere & Co., Put	500	80	December 2014	(63,000)
Deere & Co., Put	500	75	January 2015	(44,000)
Deere & Co., Put	500	77.5	January 2015	(62,000)
E.I. du Pont de Nemours & Co., Call	500	72.5	October 2014	(56,000)
E.I. du Pont de Nemours & Co., Call	500	75	January 2015	(59,000)
Equity Residential, Call	34	65	October 2014	(2,000)
Exxon Mobil Corp., Call	500	110	January 2015	(49,000)
General Dynamics Corp., Call	300	120	August 2014	(78,000)
General Dynamics Corp., Call	500	125	November 2014	(127,000)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Home Depot, Inc., Put	498	67.5	January 2015	(55,000)
Johnson & Johnson, Call	400	105	October 2014	(66,000)
Kimberly-Clark Corp., Call	500	120	January 2015	(76,000)
KK&R & Co. LP, Put	82	18	December 2014	(3,000)
Microsoft Corp., Call	500	45	January 2015	(49,000)
Norfolk Southern Corp., Call	500	110	December 2014	(82,000)
Norfolk Southern Corp., Call	500	110	January 2015	(100,000)
Novartis AG ADR, Call	500	95	October 2014	(45,000)
Novartis AG ADR, Call	58	100	January 2015	(4,000)
Occidental Petroleum Corp., Call	500	110	November 2014	(62,000)
Rio Tinto PLC, Put	500	45	October 2014	(75,000)
Rio Tinto PLC, Put	500	40	January 2015	(52,000)
Rio Tinto PLC, Put	500	42.5	January 2015	(78,000)
Simon Property Group, Inc., Call	259	195	January 2015	(22,000)
Southern Copper Corp., Put	500	25	December 2014	(38,000)
Southern Copper Corp., Put	500	26	January 2015	(55,000)
Spectra Energy Corp., Call	500	44	January 2015	(32,000)
Wells Fargo & Co., Call	500	49	July 2014	(111,000)
Wells Fargo & Co., Call	395	55	October 2014	(17,000)
Wells Fargo & Co., Call	500	55	January 2015	(41,000)
Wisconsin Energy Corp., Call	463	50	October 2014	(14,000)
			Total	(1,656,000)

µ	Rounded to the nearest thousand.

@	All or a portion of this security is pledged in connection with outstanding call options written.

At May 31, 2014, Equity Income had deposited $25,276,230 in a segregated account to cover requirements on put options written.

ñ
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At May 31, 2014, these securities amounted to approximately $16,982,000 or 0.7% of net assets for Equity Income, approximately $2,599,000 or 4.5% of net assets for Greater China Equity, and approximately $10,895,000 or 1.1% of net assets for Real Estate.

a	Effective June 2, 2014. Formerly, Neuberger Berman International Large Cap Fund through June 1, 2014.

b
These securities have been deemed by the investment manager to be illiquid. Restricted security subject to restrictions on resale. Securities were purchased under Rule 144A of the 1933 Act or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors.

At May 31, 2014, these securities amounted to approximately $16,884,000 or 0.1% of net assets for Genesis.

(000’s omitted)	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of May 31, 2014	Fair Value Percentage of Net Assets as of May 31, 2014
Genesis	Stella-Jones, Inc.	11/20/2012	$10,579	0.1%	$16,884	0.1%

z	A zero balance, if any, may reflect actual amounts rounding to less than $1,000.

¢	All or a portion of this security was purchased on a when-issued basis. At May 31, 2014, this security amounted to $2,168,000 for International Equity.

ØØ	All or a portion of this security is segregated in connection with obligations for when-issued security purchase commitments.

‡	Security had an event of default.

CAD = Canadian Dollar

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

^^	Value of the security was determined using methods the Board has approved on the belief they reflect fair value.

^	Affiliated issuer.

Investments in Affiliates(1):
	Balance of Shares Held August 31, 2013	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held May 31, 2014	Value May 31, 2014	Distributions from Investments in Affiliated Issuers	Net Realized Gain (Loss) from Investments in Affiliated Issuers

Genesis
Abaxis, Inc. (2)	1,125,200	-	47,400	1,077,800	$44,534,696	$107,780	$ 534,527
Altisource Asset Management Corp.	143,317	-	-	143,317	140,903,542	-*	-
Altisource Portfolio Solutions SA	1,631,270	42,700	38,700	1,635,270	180,223,107	-*	1,466,442
AmSurg Corp. (2)	1,682,828	59,100	439,378	1,302,550	58,979,464	-*	9,696,860
Applied Industrial Technologies, Inc.	2,493,344	129,100	110,600	2,511,844	119,614,011	1,854,170	512,859
AptarGroup, Inc.	4,538,700	-	358,600	4,180,100	278,352,859	3,423,004	18,153,165
Badger Meter, Inc.	793,501	-	33,300	760,201	37,652,756	419,959	343,368
Balchem Corp.	1,501,935	124,300	61,100	1,565,135	86,301,544	416,503	989,667
Bally Technologies, Inc.	2,447,392	496,100	103,900	2,839,592	167,535,928	-*	2,515,080
Bank of Hawaii Corp.	2,609,212	-	107,800	2,501,412	139,478,733	3,453,136	1,049,592
Boston Beer Co., Inc. (2)	702,719	-	166,300	536,419	115,013,598	-*	32,313,979
Brookline Bancorp, Inc. (2)	3,866,590	-	3,866,590	-	-	314,390	(6,526,432)
CARBO Ceramics, Inc.	1,565,657	-	142,000	1,423,657	195,852,493	1,379,391	9,549,148
CLARCOR, Inc.	4,212,822	-	338,300	3,874,522	226,775,773	2,053,186	10,470,693
Compass Minerals International, Inc.	3,193,700	-	341,827	2,851,873	265,195,670	5,184,034	19,643,205
Computer Modelling Group Ltd.	3,101,000	-	130,800	2,970,200	83,191,441	1,575,707	1,285,311
Exponent, Inc.	1,202,035	-	49,600	1,152,435	81,511,728	655,694	1,476,795
FEI Co. (2)	2,096,342	-	128,800	1,967,542	164,191,380	729,915	4,008,596
First Financial Bankshares, Inc.	1,908,468	70,100	83,400	1,895,168	112,724,593	1,519,077	1,515,420
Forward Air Corp.	1,658,000	101,500	71,200	1,688,300	75,737,138	579,866	792,604
Haemonetics Corp.	4,787,500	-	270,200	4,517,300	153,859,238	-*	2,719,865
Harris Teeter Supermarkets, Inc. (2)	3,369,203	-	3,369,203	-	-	505,380	62,066,131
Healthcare Services Group, Inc.	5,114,481	-	215,600	4,898,881	145,790,699	2,577,643	3,120,102
Hibbett Sports, Inc.	1,719,469	51,800	72,500	1,698,769	89,338,262	-*	2,269,341
Hittite Microwave Corp.	2,312,765	48,900	99,600	2,262,065	133,009,422	347,575	(313,253)
Home Loan Servicing Solutions Ltd.	5,181,100	719,800	248,900	5,652,000	126,039,600	7,795,168	(29,969)
ICON PLC	4,363,500	77,900	146,200	4,295,200	181,558,104	-*	1,167,010
Innophos Holdings, Inc.	1,816,700	-	140,400	1,676,300	88,005,750	2,087,680	(329,748)
J & J Snack Foods Corp.	1,088,746	-	46,100	1,042,646	97,664,651	862,997	2,909,730
Lindsay Corp.	932,550	19,200	40,100	911,650	76,842,979	605,118	(560,615)
Manhattan Associates, Inc.	1,302,807	4,149,221	84,100	5,367,928	174,242,943	-*	1,257,509
Meridian Bioscience, Inc.	3,208,597	17,400	135,600	3,090,397	63,075,003	1,869,812	108,447
Monotype Imaging Holdings, Inc.	2,093,103	750,642	91,900	2,751,845	70,860,009	509,328	249,736
MWI Veterinary Supply, Inc.	1,083,429	75,000	48,900	1,109,529	154,790,391	-*	3,260,659
Natural Gas Services Group, Inc.	778,600	-	32,600	746,000	22,409,840	-*	357,277
NETGEAR, Inc.	2,673,900	479,100	101,000	3,052,000	100,319,240	-*	(499,241)

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Nexstar Broadcasting Group, Inc.	1,940,269	827,152	20,500	2,746,921	127,621,950	1,104,699	(239,463)
Pason Systems, Inc.	4,283,657	545,400	157,600	4,671,457	127,255,627	1,795,642	1,080,213
Pool Corp.	3,117,923	283,500	213,825	3,187,598	184,020,033	1,977,276	3,275,660
Power Integrations, Inc.	1,974,600	221,600	138,700	2,057,500	103,471,675	572,416	2,236,108
Raven Industries, Inc.	3,369,152	-	142,100	3,227,052	101,168,080	1,196,587	2,104,384
RLI Corp.	1,420,407	1,355,507	139,500	2,636,414	117,584,064	5,678,445	3,045,785
Safety Insurance Group, Inc.	1,039,049	-	45,200	993,849	51,262,731	1,831,288	211,548
Sensient Technologies Corp.	3,672,617	476,628	92,900	4,056,345	222,287,706	2,750,989	1,196,579
Solera Holdings, Inc. (2)	3,699,553	-	906,600	2,792,953	182,240,183	2,212,739	37,103,044
Thermon Group Holdings, Inc. (2)	2,068,131	-	728,874	1,339,257	31,539,502	-*	(47,708)
Tyler Technologies, Inc.	1,315,832	481,800	19,700	1,777,932	138,909,827	-*	320,234
United Stationers, Inc.	3,755,341	-	849,000	2,906,341	115,759,562	1,402,859	7,147,123
Viewpoint Financial Group, Inc. (2)	1,633,560	375,998	32,000	1,977,558	49,142,316	702,681	136,616
West Pharmaceutical Services, Inc.	1,971,229	2,227,429	144,200	4,054,458	170,652,137	1,229,997	2,487,403
Westamerica Bancorporation	1,894,243	-	80,000	1,814,243	88,843,480	2,125,541	182,824
Zebra Technologies Corp.	2,637,824	-	103,200	2,534,624	188,322,563	-*	3,294,918
Total					$6,251,658,021	$65,407,672	$251,079,128

(1)	Affiliated issuers, as defined in the Investment Company Act of 1940, as amended.

(2)	At May 31, 2014, the issuers of these securities were no longer affiliated with Genesis.

*	Security did not produce income during the last twelve months.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Equity Funds
By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President

Date:  July 24, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President

Date:  July 24, 2014

By:	/s/ John M. McGovern
John M. McGovern Treasurer and Principal Financial and Accounting Officer

Date:  July 24, 2014